UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: March 31, 2009 – May 31, 2009

Schwab Investments
Schwab Short-Term Bond Market Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

68.7%	U.S. Government and Government Agencies	180,364	183,251
3.4%	Foreign Government Agencies	8,940	9,021
25.3%	Corporate Bonds	68,172	67,370
0.4%	Municipal Bonds	1,004	1,018
0.1%	Preferred Stock	323	221
2.4%	Other Investment Company	6,404	6,404
0.1%	Short-Term Investments	250	250

100.4%	Total Investments	265,457	267,535
(0.4)%	Other Assets and Liabilities		(1,073)

100.0%	Net Assets		266,462

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
U.S. Government and Government Agencies 68.7% of net assets

U.S. Government Agency Guaranteed 2.9%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (g)	1,000	1,036
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (g)	1,500	1,556
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (g)	3,000	3,031
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (g)	1,000	1,042
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (g)	1,000	1,036

		7,701

U.S. Government Agency Securities 20.4%
Fannie Mae
6.63%, 09/15/09	4,500	4,580
6.25%, 02/01/11	500	527
4.25%, 06/24/11 (b)	1,000	1,002
3.63%, 08/15/11	4,000	4,210
4.12%, 05/06/13 (b)	2,000	2,030
2.75%, 03/13/14	4,500	4,520
Federal Farm Credit Bank
2.63%, 04/17/14	2,000	1,980
Federal Home Loan Bank
5.00%, 10/02/09	1,000	1,016
4.50%, 10/09/09	4,000	4,060
3.63%, 09/16/11	7,300	7,676
3.63%, 10/18/13	5,000	5,196
Freddie Mac
4.75%, 11/03/09	2,000	2,037
3.63%, 07/23/10 (b)	3,000	3,014
2.00%, 03/16/11 (b)	3,000	3,021
5.88%, 03/21/11	200	211
3.88%, 06/29/11	5,000	5,281
1.75%, 06/15/12	2,000	1,999
3.25%, 02/18/14 (b)	2,000	1,999

		54,359

U.S. Treasury Obligations 45.4%
U.S. Treasury Notes
2.88%, 06/30/10	19,000	19,488
1.50%, 10/31/10	725	734
4.75%, 03/31/11	2,000	2,144
0.88%, 04/30/11	600	600
4.63%, 10/31/11	44,000	47,695
1.38%, 02/15/12	5,800	5,825
1.38%, 03/15/12	3,600	3,612
1.38%, 04/15/12	6,300	6,309
1.38%, 05/15/12	15,400	15,392
2.75%, 10/31/13	5,000	5,139
1.75%, 01/31/14	1,500	1,469
1.88%, 02/28/14	750	737
1.88%, 04/30/14	8,775	8,594
2.25%, 05/31/14	3,500	3,453

		121,191

Total U.S. Government and Government Agencies (Cost $180,364)		183,251

1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Foreign Government Agencies 3.4% of net assets

Foreign Agencies 1.5%

Germany 0.8%
KFW Bankengruppe
2.00%, 01/17/12	2,000	2,011
Mexico 0.4%
Mexico (United Mexican States)
5.88%, 02/15/14 (b)	1,000	1,059
Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	400	440
Korea Development Bank
8.00%, 01/23/14	400	434

		874

		3,944

Supranational 1.9%
Luxembourg 1.9%
European Investment Bank
2.63%, 11/15/11	5,000	5,077

Total Foreign Government Agencies (Cost $8,940)		9,021

Corporate Bonds 25.3% of net assets

Finance 9.2%

Banking 7.2%
Bank of America NA
7.38%, 05/15/14	300	316
Barclays Bank PLC
7.38%, 12/15/11 (a)(b)(c)	500	295
Citigroup, Inc.
6.50%, 01/18/11	1,000	1,010
5.25%, 02/27/12	750	710
Countrywide Financial Corp.
5.80%, 06/07/12	1,000	1,004
Credit Suisse USA, Inc.
5.25%, 03/02/11	840	874
5.50%, 05/01/14	500	506
Deutsche Bank Capital Trust
3.03%, 06/30/09 (a)(b)(c)(d)	8,000	5,210
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	250	133
JPMorgan Chase & Co.
5.60%, 06/01/11	1,000	1,054
4.65%, 06/01/14	750	746
Merrill Lynch & Co., Inc.
4.79%, 08/04/10	500	499
Morgan Stanley
6.75%, 04/15/11 (b)	1,000	1,042
5.63%, 01/09/12	1,000	1,021
4.75%, 04/01/14	550	504
6.00%, 05/13/14	300	302
The Goldman Sachs Group, Inc.
6.88%, 01/15/11	1,000	1,055
6.60%, 01/15/12	1,000	1,057
Wachovia Bank NA
4.80%, 11/01/14	1,000	927
Wells Fargo & Co.
4.88%, 01/12/11	500	516
Wells Fargo Bank NA
6.45%, 02/01/11	500	512

		19,293

Finance Company 1.3%
CME Group, Inc.
5.75%, 02/15/14 (b)	200	211
General Electric Capital Corp.
4.80%, 05/01/13	2,000	1,978
International Lease Finance Corp.
6.38%, 03/25/13	1,500	1,168

		3,357

Insurance 0.3%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300	311
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12 (b)(c)	500	523

		834

Real Estate Investment Trust 0.4%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000	995

		24,479

Industrial 13.6%

Basic Industry 0.6%
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	500	534
Dow Chemical Co.
7.60%, 05/15/14 (b)	300	304
Praxair, Inc.
4.38%, 03/31/14 (b)	150	153
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	500	538

		1,529

Capital Goods 1.5%
Boeing Co.
5.00%, 03/15/14 (b)	500	529
General Dynamics Corp.
5.25%, 02/01/14	200	213
General Electric Co.
5.00%, 02/01/13	1,000	1,030
John Deere Capital Corp.
4.90%, 09/09/13	500	505
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	221

2

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,500	1,572

		4,070

Communications 2.7%
AT&T, Inc.
6.70%, 11/15/13 (b)	1,000	1,100
CBS Corp.
8.20%, 05/15/14 (b)	800	820
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)	500	516
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	1,000	1,057
Time Warner Cable, Inc.
7.50%, 04/01/14 (b)	500	543
Time Warner Entertainment Co. LP
10.15%, 05/01/12	500	567
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000	1,054
Verizon Wireless Capital LLC
3.75%, 05/15/11	1,500	1,531

		7,188

Consumer Cyclical 1.7%
CVS Caremark Corp.
6.30%, 06/01/09 (a)(b)	1,400	952
PACCAR, Inc.
6.38%, 02/15/12 (b)	1,000	1,033
The Walt Disney Co.
4.50%, 12/15/13 (b)	250	259
Turner Broadcasting System, Inc.
8.38%, 07/01/13	675	723
Viacom, Inc.
5.75%, 04/30/11 (b)	400	406
Wal-Mart Stores, Inc.
3.20%, 05/14/14	1,000	1,003

		4,376

Consumer Non-Cyclical 4.3%
Baxter International, Inc.
4.00%, 03/01/14 (b)	500	508
Bottling Group LLC
6.95%, 03/15/14 (b)	500	565
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	1,000	1,123
3.75%, 03/01/12 (b)	500	514
Diageo Capital PLC
7.38%, 01/15/14 (b)	250	278
General Mills, Inc.
5.25%, 08/15/13 (b)	500	521
Kraft Foods, Inc.
6.75%, 02/19/14	500	544
McKesson Corp.
6.50%, 02/15/14 (b)	900	959
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	500
Philip Morris International, Inc.
6.88%, 03/17/14	500	556
Roche Holdings, Inc.
4.50%, 03/01/12 (b)(c)	500	527
Safeway, Inc.
6.25%, 03/15/14 (b)	500	533
The Kroger Co.
5.50%, 02/01/13 (b)	1,000	1,038
7.50%, 01/15/14 (b)	500	561
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,500	1,507
Wyeth
6.95%, 03/15/11 (b)	1,000	1,082

		11,316

Energy 0.8%
Apache Corp.
6.00%, 09/15/13 (b)	500	541
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	300	329
BP Capital Markets PLC
3.13%, 03/10/12	250	255
Husky Energy, Inc.
5.90%, 06/15/14 (b)	300	307
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	250	286
Shell International Finance BV
4.00%, 03/21/14 (b)	500	517

		2,235

Technology 0.9%
Hewlett-Packard Co.
4.25%, 06/01/12 (b)	500	507
6.13%, 03/01/14 (b)	300	331
International Business Machines Corp.
6.50%, 10/15/13 (b)	1,000	1,115
Xerox Corp.
5.65%, 05/15/13 (b)	500	496

		2,449

Transportation 1.1%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200	214
Canadian National Railway Co.
6.38%, 10/15/11 (b)	2,500	2,724

		2,938

		36,101

Utilities 2.5%

Electric 1.1%
Consolidated Edison Co. of New York, Inc.
5.55%, 04/01/14 (b)	300	321
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	275	322

3

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500	539
Georgia Power Co.
6.00%, 11/01/13 (b)	250	273
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	500	546
PPL Electric Utilities Corp.
7.13%, 11/30/13 (b)	100	111
Southern California Edison Co.
5.75%, 03/15/14 (b)	500	543
The Detroit Edison Co.
6.40%, 10/01/13 (b)	200	214

		2,869

Natural Gas 1.4%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)	500	525
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	400	446
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	500	559
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	1,000	1,051
5.63%, 02/15/15 (b)	500	498
Rockies Express Pipeline LLC
6.25%, 07/15/13 (b)	300	302
Southern California Gas Co.
5.50%, 03/15/14 (b)	500	540

		3,921

		6,790

Total Corporate Bonds (Cost $68,172)		67,370

Municipal Bonds 0.4% of net assets

California Various Purpose General Obligation Bonds
5.65%, 04/01/13 (b)	1,000	1,018

Total Municipal Bonds (Cost $1,004)		1,018

	Number of	Value
Security	Shares	($ x 1,000)
Preferred Stock 0.1% of net assets

First Republic Preferred Capital Corp. (b)(c)(f)	300	221

Total Preferred Stock (Cost $323)		221

Other Investment Company 2.4% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	6,403,497	6,404

Total Other Investment Company (Cost $6,404)		6,404

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.23%, 06/25/09 (e)	100	100
0.27%, 07/09/09 (e)	50	50
0.43%, 08/27/09 (e)	100	100

Total Short-Term Investments (Cost $250)		250

End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09, the tax basis cost of the fund’s investments was $265,574, and the unrealized appreciation and depreciation were $6,423 and ($4,462), respectively, with a net unrealized appreciation of $1,961.

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,776 or 2.5% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $5,210 or 2.0% of net assets.

(e)	All or a portion of this security is held as collateral for open future contracts.

(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(g)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

4

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 05/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

Future Contract — Long

3 Years, Long, U.S. Treasury Note, expires 09/30/09	31	6,934	9

Net unrealized gains			9

Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments*

Level 1 — Quoted Prices	$6,404	$9
Level 2 — Other Significant Observable Inputs	254,615	—
Level 3 — Significant Unobservable Inputs	6,516	—

Total	$267,535	$9

*	Other Financial Instruments are futures contracts which are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

5

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$20,738
Accrued discount/premiums	(65)
Realized gain (loss)	(9,520)
Change in unrealized appreciation (depreciation)	(554)
Net purchases (sales)	(14,052)
Transfer in (out) of Level 3	9,969

Balance as of 05/31/09	$6,516

6

Schwab Investments
Schwab Total Bond Market FundTM
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

37.0%	Mortgage-Backed Securities	347,599	355,352
21.0%	Corporate Bonds	202,885	200,985
34.7%	U.S. Government and Government Agencies	323,700	333,133
3.4%	Commercial Mortgage Backed Securities	34,311	32,549
1.1%	Asset-Backed Obligations	14,611	10,931
1.8%	Foreign Government Agencies	16,960	17,032
0.2%	Municipal Bonds	2,014	1,977
0.4%	Preferred Stock	6,734	3,805
2.9%	Other Investment Company	27,862	27,862
3.5%	Short-Term Investments	33,582	33,582

106.0%	Total Investments	1,010,258	1,017,208
(6.0)%	Other Assets and Liabilities, Net		(57,601)

100.0%	Net Assets		959,607

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Mortgage-Backed Securities 37.0% of net assets

Collateralized Mortgage Obligations 0.1%
Banc of America Alternative Loan Trust
Series 2005-2 Class CB 5.50%, 03/25/35 (b)(e)	4,092	483
Sequoia Mortgage Trust
Series 2004-4 Class B1 0.82%, 06/20/09 (a)(b)	1,657	646
Series 2004-4 Class B2 1.22%, 06/20/09 (a)(b)	1,325	311

		1,440

U.S. Government Agency Mortgages 36.9%
Fannie Mae
4.32%, 06/01/09 (a)	4,105	4,097
6.76%, 06/01/09 (a)	1,644	1,719
6.50%, 06/07/09 to 07/10/12	14,650	15,687
5.50%, 06/19/09 to 01/01/18	73,301	76,175
5.00%, 10/18/09 to 03/10/17	42,180	43,562
4.00%, 06/21/11 to 07/01/18	3,685	3,758
4.50%, 07/30/11 to 08/01/20	15,168	15,506
6.00%, 09/24/11 to 10/23/22	19,927	20,947
7.00%, 02/12/12	4,168	4,522
7.50%, 03/03/12	1,280	1,410
Fannie Mae TBA
6.50%, 04/25/35	3,000	3,196
6.00%, 01/25/36	22,000	23,035
5.50%, 01/25/36	14,000	14,475
4.50%, 09/25/37	8,000	8,063
Freddie Mac
5.57%, 06/01/09 (a)	7,985	8,318
5.62%, 06/01/09 (a)	8,353	8,738
6.00%, 04/04/10 to 11/18/14	12,369	13,051
4.50%, 03/05/12 to 06/01/19	9,184	9,483
4.00%, 07/01/12	2,390	2,438
5.00%, 12/24/16 to 05/22/17	28,391	29,117
Ginnie Mae
5.50%, 06/08/11 to 08/15/14	4,747	4,936
5.00%, 07/30/12 to 07/03/15	7,395	7,639
6.00%, 04/07/13 to 07/20/34	13,683	14,349
4.50%, 09/04/14 to 07/03/15	1,142	1,156
7.50%, 03/15/32	568	628
7.00%, 06/15/33	1,652	1,817
Ginnie Mae TBA
6.50%, 09/25/37	3,500	3,702
4.50%, 09/25/38	2,000	2,018
5.50%, 09/25/38	10,000	10,370

		353,912

Total Mortgage-Backed Securities (Cost $347,599)		355,352

Corporate Bonds 21.0% of net assets

Finance 6.1%

Banking 4.1%
Bank of America Corp.
5.63%, 10/14/16	2,000	1,732
Bank of America NA
7.38%, 05/15/14	200	211
6.00%, 10/15/36	2,000	1,518
Barclays Bank PLC
7.43%, 12/15/17 (a)(b)(c)	1,000	637
6.75%, 05/01/19	1,000	993

1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Bear Stearns & Co., Inc.
7.25%, 02/01/18	1,250	1,291
Citigroup, Inc.
6.50%, 08/19/13	5,000	4,959
8.50%, 05/22/19	200	207
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,500	1,517
Deutsche Bank Capital Trust
3.03%, 06/30/09 (c)(g)	10,200	6,643
ING Capital Funding Trust III
8.44%, 12/31/10 (a)(b)	750	398
JPMorgan Chase & Co.
5.60%, 06/01/11	250	264
6.30%, 04/23/19	500	498
6.40%, 05/15/38	2,500	2,531
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000	1,866
6.11%, 01/29/37 (b)	1,500	1,120
Morgan Stanley
6.75%, 04/15/11 (b)	500	521
4.75%, 04/01/14	3,200	2,931
6.00%, 05/13/14	300	302
7.30%, 05/13/19 (b)	500	513
7.25%, 04/01/32 (b)	500	496
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	1,000	1,057
7.50%, 02/15/19	1,000	1,054
5.95%, 01/15/27 (b)	2,000	1,538
Wachovia Bank NA
4.88%, 02/01/15	2,000	1,772
Wells Fargo & Co.
4.38%, 01/31/13	1,000	1,002
5.63%, 12/11/17	2,000	1,907

		39,478

Finance Company 0.9%
CME Group, Inc.
5.75%, 02/15/14 (b)	650	686
General Electric Capital Corp.
4.80%, 05/01/13	1,000	989
5.63%, 05/01/18	3,000	2,870
6.88%, 01/10/39	1,000	922
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	1,850	1,002
International Lease Finance Corp.
6.38%, 03/25/13	2,500	1,946

		8,415

Insurance 0.8%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	700	726
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12 (b)(c)	1,000	1,046
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	4,000	3,727
MetLife, Inc.
7.72%, 02/15/19 (b)	750	798
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	2,000	822
Travelers Co., Inc.
5.90%, 06/02/19 (b)	400	411

		7,530

Real Estate Investment Trust 0.3%
Simon Property Group LP
5.75%, 12/01/15 (b)	3,000	2,782

		58,205

Industrial 11.7%

Basic Industry 0.8%
ArcelorMittal
9.85%, 06/01/19	1,000	1,028
Barrick North America Finance LLC
7.50%, 09/15/38 (b)	1,000	1,024
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	800	855
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	1,000	1,016
Praxair, Inc.
4.38%, 03/31/14 (b)	350	357
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	1,250	1,345
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500	506
8.55%, 05/15/19 (b)	1,000	1,001
9.40%, 05/15/39 (b)	1,000	1,025

		8,157

Capital Goods 0.9%
General Dynamics Corp.
5.25%, 02/01/14	800	853
General Electric Co.
5.25%, 12/06/17	1,000	992
Honeywell International, Inc.
5.00%, 02/15/19 (b)	750	759
John Deere Capital Corp.
4.90%, 09/09/13	500	505
The Boeing Co.
6.88%, 03/15/39 (b)	500	547
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200	221
United Technologies Corp.
6.13%, 02/01/19 (b)	2,000	2,156
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,500	1,572
6.38%, 03/11/15 (b)	1,000	1,011

		8,616

2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Communications 3.3%
America Movil, S.A.B. de CV
5.75%, 01/15/15 (b)	3,000	3,090
AT&T, Inc.
5.80%, 02/15/19 (b)	2,000	2,056
6.55%, 02/15/39 (b)	2,000	1,959
CBS Corp.
8.20%, 05/15/14 (b)	500	513
8.88%, 05/15/19 (b)	500	498
Comcast Corp.
5.70%, 05/15/18 (b)	2,000	1,987
Cox Communications, Inc.
6.95%, 06/01/38 (b)	1,000	892
8.38%, 03/01/39 (b)(c)	500	527
COX Enterprises, Inc.
7.38%, 06/15/09 (b)(c)	1,400	1,402
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	1,000	906
News America Holdings, Inc.
9.25%, 02/01/13	800	879
News America, Inc.
6.15%, 03/01/37 (b)	1,000	795
Rogers Communications, Inc.
6.80%, 08/15/18 (b)	1,000	1,070
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)	500	516
Telefonica Emisiones, S.A.U.
1.59%, 06/19/09 (a)(b)	3,645	3,646
6.42%, 06/20/16 (b)	3,000	3,179
Time Warner Cable, Inc.
8.25%, 04/01/19 (b)	500	561
Time Warner Entertainment Co. LP
10.15%, 05/01/12	1,500	1,700
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	2,000	2,384
8.95%, 03/01/39 (b)	1,000	1,227
Verizon Wireless Capital LLC
3.75%, 05/20/11	500	510
5.55%, 02/01/14 (b)(c)	900	953

		31,250

Consumer Cyclical 1.3%
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	4,000	2,722
6.60%, 03/15/19 (b)	1,000	1,040

McDonald’s Corp.
5.00%, 02/01/19 (b)	1,000	1,012
PACCAR, Inc.
6.88%, 02/15/14 (b)	800	874
The Walt Disney Co.
4.50%, 12/15/13 (b)	750	777
5.50%, 03/15/19 (b)	1,000	1,047
Viacom, Inc.
1.67%, 06/16/09 (a)	1,250	1,250
5.75%, 04/30/11 (b)	500	507
6.25%, 04/30/16 (b)	1,000	957
Wal-Mart Stores, Inc.
6.20%, 04/15/38	2,000	2,081

		12,267

Consumer Non-Cyclical 3.1%
Abbott Laboratories
6.00%, 04/01/39 (b)	1,000	1,027
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000	1,033
Baxter International, Inc.
4.00%, 03/01/14 (b)	1,000	1,016
Beckman Coulter, Inc.
7.00%, 06/01/19 (b)	1,000	1,026
Becton Dickinson and Co.
6.00%, 05/15/39	1,000	1,013
Bottling Group LLC
6.95%, 03/15/14 (b)	500	565
5.13%, 01/15/19 (b)	500	499
Campbell Soup Co.
4.50%, 02/15/19 (b)	2,000	1,947
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500	561
4.25%, 03/01/15 (b)	1,000	1,009
Diageo Capital PLC
7.38%, 01/15/14 (b)	750	834
General Mills, Inc.
5.25%, 08/15/13 (b)	500	522
5.65%, 02/15/19 (b)	1,000	1,025
Johnson & Johnson
5.85%, 07/15/38 (b)	1,000	1,077
Kraft Foods, Inc.
6.75%, 02/19/14	1,500	1,634
McKesson Corp.
7.50%, 02/15/19 (b)	800	885
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	1,000	1,000
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	600
Pfizer, Inc.
5.35%, 03/15/15 (b)	1,000	1,078
7.20%, 03/15/39 (b)	1,000	1,134
Philip Morris International, Inc.
5.65%, 05/16/18	1,000	1,025
6.38%, 05/16/38	2,000	2,019
Procter & Gamble Co.
4.60%, 01/15/14 (b)	1,000	1,055
Safeway, Inc.
6.25%, 03/15/14 (b)	1,500	1,599
The Kroger Co.
7.50%, 01/15/14 (b)	1,300	1,458
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,630	1,637
Wyeth
6.95%, 03/15/11 (b)	1,000	1,082

		29,360

3

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Energy 1.5%
Anadarko Petroleum Corp.
1.72%, 06/15/09 (a)(b)	5,000	4,993
Apache Corp.
6.90%, 09/15/18 (b)	400	448
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	110
7.50%, 11/15/18 (b)	400	462
BP Capital Markets PLC
3.88%, 03/10/15	1,000	994
ConocoPhillips
6.00%, 01/15/20 (b)	2,000	2,080
Halliburton Co.
7.45%, 09/15/39 (b)	500	546
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250	261
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	750	859
Shell International Finance BV
6.38%, 12/15/38 (b)	1,000	1,109
Valero Energy Corp
10.50%, 03/15/39 (b)	1,000	1,171
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	283
XTO Energy, Inc.
6.75%, 08/01/37 (b)	1,000	995

		14,311

Technology 0.7%
Cisco Systems, Inc.
5.90%, 02/15/39 (b)	1,000	972
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	700	772
International Business Machines Corp.
5.70%, 09/14/17 (b)	1,000	1,054
7.63%, 10/15/18 (b)	1,000	1,182
Microsoft Corp.
5.20%, 06/01/39	1,000	970
Nokia OYJ
6.63%, 05/15/39 (b)	1,000	996
Xerox Corp.
5.65%, 05/15/13 (b)	500	496

		6,442

Transportation 0.1%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	700	751
Norfolk Southern Corp.
5.90%, 06/15/19 (b)	700	715

		1,466

		111,869

Utilities 3.2%

Electric 1.6%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600	654
Consolidated Edison Co. of New York, Inc.
6.65%, 04/01/19 (b)	500	549
Consumers Energy Co.
6.70%, 09/15/19 (b)	500	537
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	600	703
Duke Energy Corp.
7.00%, 11/15/18 (b)	1,000	1,150
Georgia Power Co.
6.00%, 11/01/13 (b)	750	820
Nevada Power Co.
7.13%, 03/15/19 (b)	1,500	1,519
Nisource Finance Corp.
10.75%, 03/15/16 (b)	500	545
Ohio Edison Co.
8.25%, 10/15/38 (b)	500	563
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	1,500	1,788
Pacificorp
6.00%, 01/15/39 (b)	2,000	2,040
PPL Electric Utilities Corp.
7.13%, 11/30/13 (b)	400	446
6.25%, 05/15/39 (b)	1,000	1,007
Southern California Edison Co.
5.75%, 03/15/14 (b)	1,500	1,630
The Detroit Edison Co.
6.40%, 10/01/13 (b)	800	856
Virginia Electric & Power Co.
8.88%, 11/15/38	500	654

		15,461

Natural Gas 1.6%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13 (b)	1,000	1,051
Energy Transfer Partners LP
9.00%, 04/15/19 (b)	500	559
Enterprise Products Operating LLC
4.63%, 10/15/09 (b)	2,300	2,306
9.75%, 01/31/14 (b)	400	447
8.38%, 08/01/16 (a)(b)	1,000	761
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	2,000	2,102
6.85%, 02/15/20 (b)	500	498
Magellan Midstream Partners LP
6.40%, 07/15/18 (b)	1,000	957
Rockies Express Pipeline LLC
5.10%, 06/22/09 (a)(c)	1,500	1,501
6.25%, 07/15/13 (b)	700	704
Southern California Gas Co.
5.50%, 03/15/14 (b)	1,500	1,621
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	2,000	1,871
TransCanada Pipelines Ltd.
7.13%, 01/15/19 (b)	500	556

4

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Williams Cos., Inc.
8.38%, 01/15/20 (c)	500	516

		15,450

		30,911

Total Corporate Bonds (Cost $202,885)		200,985

U.S. Government and Government Agencies 34.7% of net assets

U.S. Government Agency Guaranteed 1.1%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (f)	2,000	2,071
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (f)	3,500	3,630
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (f)	1,000	1,043
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (f)	4,000	4,145

		10,889

U.S. Government Agency Securities 8.4%
Fannie Mae
4.25%, 06/24/09 (b)	2,000	2,005
6.63%, 09/15/09	4,000	4,072
6.25%, 02/01/11	1,001	1,055
1.75%, 03/23/11	3,000	3,040
3.63%, 08/15/11	6,000	6,315
4.12%, 05/06/13 (b)	3,000	3,045
2.75%, 03/13/14	2,500	2,511
4.38%, 10/15/15	2,000	2,133
5.38%, 06/12/17	4,000	4,462
6.63%, 11/15/30	1,500	1,834
Federal Farm Credit Bank
2.63%, 04/17/14	2,500	2,475
Federal Home Loan Bank
3.26%, 10/02/09	2,000	2,020
3.63%, 09/16/11	5,700	5,994
3.63%, 05/29/13	3,000	3,138
4.00%, 09/06/13	2,000	2,116
3.63%, 10/18/13	1,000	1,039
5.00%, 11/17/17	2,000	2,135
5.50%, 07/15/36	1,000	1,038
Freddie Mac
3.63%, 07/23/09 (b)	2,000	2,009
4.75%, 11/03/09	1,000	1,019
2.00%, 03/16/11 (b)	5,000	5,035
5.88%, 03/21/11	300	316
3.88%, 06/29/11	3,000	3,168
1.75%, 06/15/12	8,000	7,996
3.25%, 02/18/14 (b)	2,950	2,949
4.75%, 11/17/15	4,000	4,357
4.88%, 06/13/18	2,000	2,141
6.25%, 07/15/32	1,000	1,178

		80,595

U.S. Treasury Obligations 25.2%
U.S. Treasury Bonds
6.25%, 08/15/23	3,000	3,640
6.00%, 02/15/26	12,000	14,436
5.25%, 02/15/29	7,000	7,836
5.38%, 02/15/31	2,000	2,283
4.50%, 02/15/36	2,500	2,559
3.50%, 02/15/39	1,400	1,207
U.S. Treasury Notes
2.88%, 06/30/10	25,000	25,642
1.50%, 10/31/10	1,675	1,695
0.88%, 01/31/11	2,000	2,004
4.88%, 07/31/11	46,000	49,867
1.13%, 01/15/12	10,000	9,978
1.38%, 02/15/12	4,000	4,018
1.38%, 03/15/12	14,000	14,046
1.38%, 04/15/12	5,000	5,007
1.38%, 05/15/12	10,000	9,995
2.75%, 10/31/13	3,695	3,798
1.88%, 02/28/14	950	933
1.75%, 03/31/14	2,825	2,756
1.88%, 04/30/14	2,160	2,115
4.00%, 02/15/15	38,300	41,098
4.50%, 02/15/16	1,800	1,975
2.63%, 02/29/16	18,000	17,609
4.25%, 11/15/17	11,650	12,488
3.13%, 05/15/19	4,800	4,664

		241,649

Total U.S. Government and Government Agencies (Cost $323,700)		333,133

Commercial Mortgage Backed Securities 3.4% of net assets

Commercial Mortgage Backed Securities 3.4%
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2 5.33%, 06/01/09 (a)(b)	9,000	8,751
Series 2007-1 Class A4 5.45%, 01/15/49 (b)	6,000	4,636
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4 5.41%, 06/01/09 (a)(b)	6,000	5,450
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3 5.23%, 06/01/09 (a)(b)	5,000	4,606
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2 5.51%, 06/01/09 (a)(b)	7,000	6,803

5

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
GS Mortgage Securities Corp II
Series 2007-GG10 Class A4 5.80%, 06/01/09 (a)(b)	3,000	2,303

Total Commercial Mortgage Backed Securities (Cost $34,311)		32,549

Asset-Backed Obligations 1.1% of net assets

Carrington Mortgage Loan Trust
Series 2005-NC4 Class M1 0.79%, 06/25/09 (a)(b)	5,000	2,166
Chase Issuance Trust
Series 2007-A17 Class A 5.12%, 10/15/14 (b)	2,900	3,065
Honda Auto Receivables Owner Trust
Series 2008-1 Class A3 4.47%, 01/18/12 (b)	1,000	1,032
Marriott Vacation Club Owner Trust
Series 2007-2A Class B 6.06%, 10/20/29 (b)	864	678
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4 5.05%, 11/17/14 (b)	1,000	1,033
Novastar Home Equity Loan
Series 2003-4 Class M1 1.02%, 06/25/09 (a)(b)	4,491	2,957

Total Asset-Backed Obligations (Cost $14,611)		10,931

Foreign Government Agencies 1.8% of net assets

Foreign Agencies 0.5%

Germany 0.3%
KFW Bankengruppe
2.00%, 01/17/12	3,000	3,017
Mexico 0.1%
Petroleos Mexicanos
8.00%, 05/03/19 (b)(c)	400	439
Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	500	550
Korea Development Bank
8.00%, 01/23/14	500	542

		1,092

		4,548

Sovereign 0.5%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	3,000	3,110
Mexico 0.2%
United Mexican States
5.95%, 03/19/19 (b)	2,000	2,052

		5,162

Supranational 0.8%

Luxembourg 0.8%
European Investment Bank
4.25%, 07/15/13	7,000	7,322

Total Foreign Government Agencies (Cost $16,960)		17,032

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
State of California
5.95%, 04/01/16 (b)	500	523
7.50%, 04/01/34	1,500	1,454

Total Municipal Bonds (Cost $2,014)		1,977

	Number of	Value
Security	Shares	($ x 1,000)
Preferred Stock 0.4% of net assets

CoBank, ACB (b)(c)	115,000	3,289
First Republic Preferred Capital Corp. (b)(c)(h)	700	516

Total Preferred Stock (Cost $6,734)		3,805

Other Investment Company 2.9% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	27,861,862	27,862

Total Other Investment Company (Cost $27,862)		27,862

6

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	(x 1,000)	($ x 1,000)
Short-Term Investments 3.5% of net assets

Commercial Paper & Other Obligations 3.4%
Atlantis Two Funding Co.
0.18%, 06/04/09	15,500	15,498
Safeway, Inc.
0.95%, 07/06/09	17,000	16,984

		32,482
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.23%, 06/25/09 (d)	1,100	1,100

Total Short-Term Investments (Cost $33,582)		33,582

End of Investments.

(All dollar amounts are x 1,000)

At 05/31/09 the tax basis cost of the fund’s investments was $1,010,492 and the unrealized appreciation and depreciation were $29,485 and ($22,769), respectively, with a net appreciation of $6,716.

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $23,889 or 2.5% of net assets.

(d)	All or a portion of this security is held as collateral for futures contracts and swap agreements.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

(g)	Illiquid security. At the period end, the value of these amounted to $6,643 or 0.7% of net assets.

(h)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
In addition to the above, the fund held the following at 05/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses
Futures Contracts

Future Contract — Long
10 Years, Long, U.S. Treasury Note expires 09/21/09	95	11,115	(12)
3 Years, Long, U.S. Treasury Note expires 09/30/09	45	10,065	8
30 Years, Long, U.S. Treasury Bond expires 09/21/09	15	1,765	(1)

Future Contract — Short
5 Years, Short, U.S. Treasury Note expires 09/30/09	(5)	577	0

Net unrealized losses			(5)

7

Schwab Investments
Schwab Total Bond Market FundTM
Portfolio Holdings As of May 31, 2009, (Unaudited)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments*

Level 1 — Quoted Prices	$27,862	$(5)
Level 2 — Other Significant Observable Inputs	979,068	—
Level 3 — Significant Unobservable Inputs	10,278	—

Total	$1,017,208	$(5)

*	Other Financial Instruments are futures contracts which are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$31,049
Accrued discount/premiums	(68)
Realized gain (loss)	(11,063)
Change in unrealized appreciation (depreciation)	(806)
Net purchases (sales)	(19,968)
Transfer in (out) of Level 3	11,134

Balance as of 05/31/09	$10,278

8

Schwab Investments
Schwab California Tax-Free Bond Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.4%	Fixed-Rate Obligations	338,088	340,099
1.8%	Variable-Rate Obligations	6,080	6,080

102.2%	Total Investments	344,168	346,179
(2.2)%	Other Assets and Liabilities		(7,418)

100.0%	Net Assets		338,761

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 100.4% of net assets

CALIFORNIA 100.4%

Acton-Agua Dulce USD
GO Bonds (2008 Election) Series A	5.00%	08/01/26	(a)	1,190	1,226
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(a)	3,400	3,489
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(a)	1,170	1,190
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12		1,565	1,642
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%	08/01/13		1,000	1,071
Lease Refunding RB Series 2008	4.00%	08/01/14		1,000	1,049
Lease Refunding RB Series 2008	4.00%	08/01/15		1,930	2,013
Lease Refunding RB Series 2008	4.50%	08/01/17		1,215	1,286
RB (Water System) Series 2008	5.00%	10/01/37		1,595	1,541
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)	5,000	5,473
Association of Bay Area Governments
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	285	286
Banning USD
GO Bonds (2006 Election) Series B	0.00%	08/01/25	(a)	50	21
Beverly Hills USD
GO Bonds (2008 Election) Series 2009	0.00%	08/01/21		2,400	1,404
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20		1,000	1,023

1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	1,200	1,388
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/13	(a)	920	1,064
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/17	(a)	1,625	1,671
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/18	(a)	1,255	1,281
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		3,000	3,264
Economic Recovery Bonds Series 2004A	5.25%	07/01/14		7,000	7,626
GO Bonds	5.50%	03/01/10	(a)	5,000	5,230
GO Bonds	5.38%	04/01/12	(a)	3,955	4,409
GO Bonds Series 2000	5.63%	05/01/10	(a)	455	479
GO Bonds	5.63%	05/01/10	(a)	410	433
GO Bonds Series 2000	5.63%	05/01/18		50	51
GO Refunding Bonds Series 2000	5.63%	05/01/10	(a)	85	90
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/12	(a)	3,000	3,416
Power Supply RB Series 2002A	5.88%	05/01/12	(a)	1,235	1,409
Power Supply RB Series 2005G4	5.00%	05/01/16		4,000	4,412
Power Supply RB Series 2008H	4.50%	05/01/17		2,215	2,372
Water System RB Series AE	5.00%	12/01/21		55	61
California Educational Facilities Auth
RB (Pomona College) Series 2009A	5.00%	01/01/24		2,000	2,194
California Health Facilities Financing Auth
RB (Adventist Health System West) Series 2009C	5.00%	03/01/14		1,000	1,039
RB (Catholic Healthcare West) Series 2008I	5.13%	07/01/22		5,000	4,954
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12		4,000	4,096
RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)	100	102
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)	170	174
RB (NCROC Paradise Valley Estates) Series 2005	4.50%	12/01/14	(a)	250	254
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	200	205
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340	348
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200	204
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175	179
RB (Providence Health & Services) Series 2008C	6.00%	10/01/18		600	686
RB (Scripps Health) Series 2008A	5.00%	10/01/16		3,485	3,635
RB (Scripps Health) Series 2008A	5.00%	10/01/17		2,515	2,598
RB (Scripps Health) Series 2008A	5.00%	10/01/18		3,000	3,063
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,705	1,827
California HFA
Home Mortgage RB Series 2008L	4.20%	08/01/16		1,075	1,084
Home Mortgage RB Series 2008L	4.35%	08/01/17		1,020	1,023
California Infrastructure & Economic Development Bank
RB (Pacific Gas & Electric) Series G	3.75%	09/20/10		3,000	3,001
RB (The J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,282
Refunding RB (J Paul Getty Trust) Series 2007A1	2.50%	04/01/13		2,000	2,012
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845	669
California State Public Works Board
Lease RB (Dept of General Services Buildings 8 & 9) Series 2009A	5.00%	04/01/17		5,000	5,042
Refunding RB (California State Univ) Series 1998A	5.00%	10/01/19		5,385	5,392
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(a)	3,920	4,183

2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
COP (Internext Group) Series 1999	5.38%	04/01/17		3,720	3,300
Health Facility RB (Los Angeles Jewish Home for the Aging) Series 2008	4.50%	11/15/13	(a)	3,000	3,036
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975	1,032
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	750	804
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,222
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		3,000	3,153
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/19		3,000	3,051
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	6,535	6,672
Refunding RB (John Muir/Mt. Diablo Health System) Series 2005A	5.00%	05/01/13	(a)	1,000	1,049
Student Housing RB (CHF-Irvine, UCI East Campus Apts Phase II) Series 2008	5.00%	05/15/17		4,260	3,971
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(a)	3,020	3,008
East Bay Regional Park District
2008 GO Refunding Bonds	5.00%	09/01/13		885	993
Escondido
Revenue COP Series 2000A	6.00%	09/01/31		855	867
Evergreen Elementary SD
Bonds Series 2009	0.00%	08/01/22	(a)	2,350	1,161
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A	5.50%	10/01/19		3,500	3,499
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(a)	5,000	4,406
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	7,565	8,373
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/23		3,255	3,418
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,725	1,784
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(a)	1,000	1,031
Inglewood Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A	5.25%	05/01/16	(a)	1,000	972
Long Beach USD
GO Bonds (Election of 2008) Series A	5.25%	08/01/25		3,725	3,951
GO Refunding Bonds Series 2009B	4.75%	08/01/25		1,425	1,442
Los Angeles
Wastewater System Refunding RB Series 2009A	5.38%	06/01/39		850	858
Los Angeles Community College District
GO Bonds (Election of 2001) Series 2008E1	3.00%	08/01/13		1,055	1,078
GO Bonds (Election of 2001) Series 2008E1	3.25%	08/01/14		1,500	1,531
GO Bonds (Election of 2003) Series 2008F1	3.25%	08/01/14		1,475	1,505
GO Bonds (Election of 2008) Series 2009A	6.00%	08/01/33		2,000	2,151
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17		1,340	1,369
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14		1,500	1,601
Power System RB Series 2003A1	5.00%	07/01/16		4,860	5,275
Power System RB Series 2008A	5.00%	07/01/13		500	553

3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Power System RB Series 2008A	5.00%	07/01/14		250	279
Power System RB Series 2008A	5.00%	07/01/16		1,060	1,193
Power System RB Series 2008A	5.00%	07/01/17		500	565
Power System RB Series 2009B	5.25%	07/01/23		3,000	3,228
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175	188
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/14	(a)	2,000	2,047
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/15	(a)	2,000	2,034
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/16	(a)	2,000	2,012
Los Angeles USD
GO Bonds Election of 2002 Series 2009D	5.00%	07/01/14		1,000	1,097
GO Bonds Election of 2002 Series 2009D	3.25%	07/01/15		1,000	1,007
GO Bonds Election of 2002 Series 2009D	4.00%	07/01/17		1,000	1,033
GO Bonds Election of 2004 Series 2009I	5.00%	07/01/14		2,000	2,195
GO Bonds Election of 2005 Series 2006C	5.00%	07/01/16		2,600	2,882
GO Bonds Election of 2005 Series 2007E	5.00%	07/01/24	(a)	1,000	1,035
GO Bonds Election of 2005 Series 2009F	4.00%	07/01/17		1,000	1,033
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18	(a)	1,000	1,036
M-S-R Public Power Agency
Subordinate Lien RB Series 2008L	5.00%	07/01/16	(a)	1,640	1,862
Subordinate Lien RB Series 2008L	5.00%	07/01/17	(a)	1,255	1,427
Marin Community College District
GO Bonds (2004 Election) Series B	3.00%	08/01/10		1,000	1,026
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts Financing) Series 2006	3.90%	11/15/16	(a)	2,850	2,934
Menifee Union SD
GO Bonds (2008 Election) Series A	5.50%	08/01/27		525	546
GO Bonds (2008 Election) Series A	5.50%	08/01/29		180	185
Modesto Irrigation District
COP (1996 Refunding & Capital Improvements) Series 2006A	5.00%	10/01/24	(a)	1,235	1,225
Mountain House Public Financing Auth
Utility Systems RB Series 2007	5.00%	12/01/22		2,670	2,304
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	4,265	4,569
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13		2,500	2,630
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		1,000	1,087
Oakland Joint Powers Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		955	977
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250	1,251
Ohlone Community College District
GO Bonds (Election of 2002) Series B	5.00%	08/01/24	(a)	2,590	2,711
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/15		1,385	1,363
Water Refunding RB Series 2009	3.75%	02/01/16		1,440	1,417
Water Refunding RB Series 2009	4.00%	02/01/17		1,465	1,449

4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28		1,170	1,190
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24	(a)	1,065	1,046
Pomona
S/F Mortgage Refunding RB (GNMA & FHLMC Mortgage-Backed Securities) Series 1990B	7.50%	08/01/23	(a)	1,000	1,285
Rancho Cordova
Special Tax Bonds Series 2007	5.00%	09/01/20		1,770	1,434
Redlands USD
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/27	(a)	90	93
GO Bonds (Election of 2008) Series 2008	5.00%	07/01/28	(a)	60	62
Rio Hondo Community College District
GO Bonds (2004 Election) Series 2009B	5.00%	08/01/17		1,000	1,119
GO Bonds (2009 Election) Series B	0.00%	08/01/31		1,500	383
GO Bonds (2009 Election) Series B	0.00%	08/01/32		1,365	322
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		5,000	5,071
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/09	(a)	1,000	1,047
Lease RB (CA EPA Building) Series 1998A	5.25%	05/01/19		1,475	1,489
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		5,500	5,688
San Bernardino Community College District
GO Bonds (2008 Election) Series A	6.25%	08/01/33		1,000	1,088
San Diego Public Facilities Financing Auth
Water Refunding RB Series 2009A	4.00%	08/01/19		1,750	1,725
Water Refunding RB Series 2009A	5.00%	08/01/26		700	707
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%	02/01/13		1,000	1,012
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.25%	02/01/14		700	708
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/15		500	521
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/16		415	430
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/17		1,000	1,031
San Diego USD
GO Bonds (Election of 2008) Series 2009A	0.00%	07/01/19		5,000	3,137
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		1,000	1,077
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		1,000	1,069
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21		4,225	4,320
San Francisco Airports Commission
Second Series Refunding RB (San Francisco International Airport) Issue 30	5.00%	05/01/17		1,005	1,054
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004) Series 2007B	5.00%	08/01/24		5,700	6,226
Sales Tax RB Series 1999	5.50%	07/01/09		1,000	1,014
Sales Tax RB Series 1999	5.50%	07/01/09		2,500	2,535

5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
San Francisco State Univ
Student Housing RB (Auxiliary Organization) Series 1999	5.20%	07/01/09	(a)	1,150	1,166
San Lorenzo Valley USD
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/27	(a)	1,000	369
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/28	(a)	700	241
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/30	(a)	450	133
GO Bonds (Election of 2008) Series 2008A	0.00%	08/01/31	(a)	1,000	276
San Luis Obispo Cnty Finance Auth
RB (Lopez Dam Improvement) Series 2000A	5.38%	08/01/24	(a)	1,000	1,013
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/12		500	528
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		1,000	1,044
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20		650	705
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(a)	1,460	1,591
RB (El Camino Hospital) Series 2007A	5.00%	02/01/15		85	89
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		125	129
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		200	207
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115	119
RB (El Camino Hospital) Series 2007B	5.00%	02/01/18		110	112
RB (El Camino Hospital) Series 2007C	5.00%	02/01/15		100	104
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300	309
Santa Clara Redevelopment Agency
Tax Allocation Refunding Bonds (Bayshore North) Series 1992	7.00%	07/01/10	(a)	660	673
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB (Measure A) Series 2007A	5.00%	04/01/25		1,840	1,925
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds (Live Oak/Soquel Community Improvement Area) Series 2009A	7.00%	09/01/36		1,000	1,072
Santa Monica Community College District
GO Bonds (Election of 2004) Series 2009C	5.25%	08/01/22		500	550
Santa Rosa
Wastewater RB Series 2008A	5.25%	09/01/25	(a)	90	96
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	7,345	7,434
Southern California Metropolitan Water District
Water RB (2008 Authorization) Series A	4.00%	01/01/16		200	217
Water Refunding RB Series 1993A	5.75%	07/01/21		1,000	1,159
Stockton USD
BAN Series 2009	4.00%	02/01/11		2,000	2,014
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(a)	1,080	1,105
Univ of California
General RB Series 2008L	5.00%	05/15/17		350	392
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006A	5.00%	08/03/09	(a)	4,725	4,761
Victor Valley Community College District
GO Bonds (Election of 2008) Series 2009A	5.38%	08/01/29		1,780	1,835
GO Bonds (Election of 2008) Series 2009A	5.00%	08/01/31		3,000	2,941

6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
West Sacramento Area Flood Control Agency
Assessment RB Series 2008	5.50%	09/01/38		3,730	3,629
Westlake Village
COP (Financing Project) Series 2009	5.00%	06/01/39		1,500	1,433
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	(a)	2,000	2,269
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		1,000	1,018
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,000	2,012
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,000	1,987

Total Fixed-Rate Obligations (Cost $338,088)					340,099

Variable-Rate Obligations 1.8% of net assets

CALIFORNIA 1.8%

Association of Bay Area Governments
RB (Brandeis Hillel Day School) Series 2001	0.82%	06/04/09	(a)	480	480
RB (Branson School) Series 2008	0.82%	06/04/09	(a)	500	500
California
GO Bonds Series 2005A6	0.15%	06/04/09	(a)	650	650
California Statewide Communities Development Auth
COP (Eskaton Properties)	1.25%	06/04/09	(b)	1,600	1,600
RB (The Center for Early Education) Series 2001	0.82%	06/04/09	(a)	100	100
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 05-21) Series A	0.22%	06/01/09	(a)	2,500	2,500
Los Angeles
COP (Windward School) Series 2007A	0.82%	06/04/09	(a)	250	250

Total Variable-Rate Obligations (Cost $6,080)					6,080

End of Investments.
(All dollar amounts are x 1, 000)
At 05/31/09, the tax basis cost of the fund’s investment was $344,169 and the unrealized appreciation and depreciation were $5,638 and ($3,628), respectively, with a net unrealized appreciation of $2,010.

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Credit-enhanced security.

7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(b)	Illiquid security. At the period end, the value of these amounted to $1,600 or 0.5% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
HFA — Housing finance agency/authority
M/F — Multi-family
RB — Revenue bond
SD — School district
S/F — Single-family
USD — Unified school district
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	344,579	—
Level 3 — Significant Unobservable Inputs	1,600	—

Total	$346,179	$—

8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$1,650
Accrued discount/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(50)
Transfer in (out) of Level 3	—

Balance as of 05/31/09	$1,600

9

Schwab Investments
Schwab Tax-Free Bond Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.6%	Fixed-Rate Obligations	163,276	167,160
12.4%	Variable-Rate Obligations	22,395	22,252

106.0%	Total Investments	185,671	189,412
(6.0)%	Other Assets and Liabilities, Net		(10,764)

100.0%	Net Assets		178,648

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 93.6% of net assets

ALABAMA 0.4%

Huntsville
Water Revenue Warrants Series 2008	5.00%	11/01/15	(a)	600	694

ARIZONA 8.6%

Maricopa Cnty Elementary SD No. 17
School Improvement Bonds Series 2008B	4.00%	07/01/14	(a)	95	101
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12		3,000	3,068
Payson USD No. 10
School Improvement Bonds (Project of 2006) Series 2008B	3.00%	07/01/28		1,375	1,355
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		725	796
Sr Lien Wastewater System Refunding RB Series 2008	5.50%	07/01/24		540	602
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2002B	5.00%	01/01/17		1,130	1,214
Electric System RB Series 2008A	5.00%	01/01/38		3,000	3,012
Electric System RB Series 2009A	5.00%	01/01/24		2,000	2,169
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/13		590	604
Hospital RB Series 2009	5.00%	07/01/14		740	753

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Hospital RB Series 2009	5.00%	07/01/15		395	398
Hospital RB Series 2009	5.50%	07/01/16		350	358
Hospital RB Series 2009	6.00%	07/01/18		500	525
Hospital RB Series 2009	5.75%	07/01/19		450	462

					15,417

CALIFORNIA 11.9%

Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955	1,044
Association of Bay Area Governments
Refunding Revenue COP (Episcopal Homes Foundation) Series 1998	5.00%	07/01/09		2,450	2,455
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16		1,000	1,103
California Statewide Communities Development Auth
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(a)	2,800	2,859
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	2,705	2,994
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23		3,000	3,228
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	4.00%	04/01/16	(a)	1,000	1,006
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17	(a)	2,000	2,130
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		2,500	2,585
Vernon Natural Gas Financing Auth
RB (Vernon Gas) Series 2006A	5.00%	08/03/09	(a)	1,890	1,904

					21,308

COLORADO 0.8%

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D	5.00%	10/01/14		1,000	1,076
RB (Catholic Health Initiatives) Series 2008D	6.00%	10/01/23		350	387

					1,463

DISTRICT OF COLUMBIA 4.5%

District of Columbia
COP Series 2003	5.50%	01/01/17	(a)	2,000	2,121
Income Tax Secured RB Series 2009A	5.25%	12/01/27		2,000	2,168
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		430	456
Public Utility Sr Lien RB Series 2009A	6.00%	10/01/35		2,000	2,172
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)	1,000	1,107

					8,024

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
FLORIDA 6.4%

Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%	12/01/18		500	528
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group) Series 2008A	6.10%	11/15/13		1,000	1,067
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16		1,100	1,183
Mid-Bay Bridge Auth
Refunding RB Series 2008A	5.00%	10/01/15	(a)	440	484
North Brevard Cnty Hospital District
Refunding RB (Parrish Medical Center) Series 2008	4.50%	10/01/11		560	572
Refunding RB (Parrish Medical Center) Series 2008	5.50%	10/01/18		285	295
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/13		1,900	1,992
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	3,000	3,304
Port St. Lucie
COP 2008	5.00%	09/01/13		1,845	1,977

					11,402

GEORGIA 2.3%

Atlanta Development Auth
RB (Georgia State Univ) Series A	4.75%	07/01/32	(a)	1,920	1,812
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(a)	2,180	2,265

					4,077

ILLINOIS 2.3%

Chicago
Wastewater Transmission RB Series 2008A	5.50%	01/01/17	(a)	350	407
Illinois Finance Auth
Refunding RB (Rush Univ Medical Center Obligated Group) Series 2006B	5.00%	11/01/13		800	846
St. Charles Community Unit SD No. 303
GO School Bonds Series 2005A	5.00%	01/01/13	(a)	2,500	2,741

					3,994

INDIANA 2.2%

Indiana Finance Auth
Health System Refunding RB Series 2008C	5.00%	11/01/18		1,800	1,885
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12		2,000	2,080

					3,965

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
IOWA 0.7%

Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11		1,185	1,213

KENTUCKY 1.4%

Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System Obligated Group) Series 2009A	5.00%	08/15/18		1,000	1,065
Medical Center RB (King’s Daughters Medical Center) Series 2008C	4.50%	02/01/13		1,355	1,389

					2,454

MARYLAND 0.1%

Maryland Housing & Community Development Dept
RB Series 1996A	5.88%	07/01/16		140	140

MASSACHUSETTS 3.9%

Chatham
GO Refunding Bonds	4.00%	07/01/13		425	464
GO Refunding Bonds	4.00%	07/01/14		370	406
GO Refunding Bonds	4.00%	07/01/15		250	276
GO Refunding Bonds	5.00%	07/01/16		250	292
GO Refunding Bonds	5.00%	07/01/17		395	466
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2005A	5.00%	07/01/14		1,000	1,120
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%	07/01/16		1,000	1,083
RB (Linden Ponds Facility) Series 2007A	5.25%	11/15/15		950	793
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120	117
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		340	327
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/14		355	335
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		475	439
Massachusetts State Turnpike
Turnpike RB Series 1993A	5.00%	01/01/20	(a)	725	836

					6,954

MICHIGAN 2.5%

Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	(a)	1,000	1,123
Michigan
GO Bonds Series 2009A	5.50%	11/01/25		100	102
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health Credit Group) Series 2008A1	5.25%	12/01/15		1,500	1,638
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(a)	1,000	1,012

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	3.63%	05/01/17	(a)	650	650

					4,525

MINNESOTA 1.2%

Stewartville ISD No. 534
GO Refunding Bonds Series A	4.00%	02/01/15		685	747
Univ of Minnesota
GO Bonds Series 2009C	4.00%	12/01/16		1,265	1,370

					2,117

MISSOURI 1.6%

Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13		1,700	1,751
Missouri Health & Educational Facilities Auth
RB (SSM Health Care) Series 2002A	5.25%	06/01/12		1,000	1,061

					2,812

NEVADA 3.8%

Clark Cnty
Passenger Facility Charge Subordinate Lien RB (Las Vegas McCarran Airport) Series 2008A	5.00%	07/01/15		1,115	1,191
Clark Cnty SD
GO Limited Tax Building Bonds Series 2008A	5.50%	06/15/23		2,500	2,505
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(a)	2,000	2,270
Overton Power District No. 5
Special Obligation RB Series 2008	4.50%	12/01/10		150	152
Special Obligation RB Series 2008	4.75%	12/01/11		200	206
Special Obligation RB Series 2008	5.00%	12/01/12		210	216
Special Obligation RB Series 2008	5.75%	12/01/15		245	257
Reno
Hospital RB (Washoe Medical Center) Series 2005A	6.00%	06/01/28	(a)	55	55

					6,852

NEW HAMPSHIRE 1.2%

New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38		2,000	2,091

NEW JERSEY 5.4%

Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15		635	651
General Improvement Refunding Bonds	3.00%	12/01/16		320	331
General Improvement Refunding Bonds	3.00%	12/01/17		585	600
General Improvement Refunding Bonds	4.00%	12/01/18		400	440

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
General Improvement Refunding Bonds	3.50%	12/01/19		510	534
General Improvement Refunding Bonds	4.00%	12/01/22		715	765
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415	448
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		185	219
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500	505
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		250	252
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%	07/01/19		200	233
Refunding RB (Princeton Theological Seminary) Series 2009B	4.00%	07/01/20		300	320
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%	07/01/12	(a)	2,000	2,284
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	(a)	1,000	1,126
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		125	135
General Improvement Refunding Bonds	4.00%	09/01/13		325	353
General Improvement Refunding Bonds	4.00%	09/01/14		115	125
General Improvement Refunding Bonds	4.00%	09/01/15		185	201
General Improvement Refunding Bonds	4.00%	09/01/17		85	92
General Improvement Refunding Bonds	4.00%	09/01/19		75	80

					9,694

NEW MEXICO 1.6%

Albuquerque
Subordinate Lien Airport Refunding RB Series 2008E	5.00%	07/01/12		1,250	1,301
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2008A	5.25%	08/01/15		1,000	1,068
Hospital System RB (Presbyterian Healthcare Services) Series 2008A	5.50%	08/01/16		410	442

					2,811

NEW YORK 2.8%

Long Island Power Auth
Electric System General RB Series 2009A	5.00%	04/01/15		1,000	1,069
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	4.00%	11/15/18		1,000	1,059
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		360	410
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	(a)	60	68
New York State Dormitory Auth
Lease RB (Master BOCES Program) Series 2008	5.25%	08/15/16		1,000	1,141
RB (Brooklyn Law School) Series 2003A	5.50%	07/01/11		245	255
RB (Orange Regional Medical Center Obligated Group) Series 2008	5.50%	12/01/11		420	413

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
New York State Urban Development Corp
State Personal Income Tax RB (Economic Development & Housing) Series 2009A1	5.00%	12/15/17		570	647

					5,062

NORTH CAROLINA 1.2%

Durham Cnty
COP Series 2009A	4.00%	06/01/18		2,080	2,173

OHIO 1.6%

Mahoning Cnty Career & Technical Center
Board of Education COP Series 2008	6.25%	12/01/36		340	345
Ohio
Major New State Infrastructure Project RB Series 2008-1	5.00%	06/15/13		1,765	1,968
Major New State Infrastructure Project RB Series 2008-1	5.50%	06/15/15		500	582

					2,895

OKLAHOMA 1.2%

Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16		1,130	1,236
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center) Series 2008C	5.00%	08/15/16		900	957

					2,193

OREGON 0.9%

Chemeketa Cnty Community College District
GO Bonds Series 2008	5.50%	06/15/24		500	569
Columbia River Peoples’ Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/19	(a)	125	134
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	1,000	929

					1,632

PENNSYLVANIA 2.3%

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A	5.00%	09/01/11		675	707
Lehigh Cnty General Purpose Auth
Hospital RB (St. Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	(a)	1,650	1,877
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%	09/01/19		1,310	1,515

					4,099

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
RHODE ISLAND 0.0%

Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22		20	20

SOUTH CAROLINA 1.3%

Medical Univ Hospital Auth

Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	(a)	2,000	2,306

TEXAS 9.1%

El Paso
Water & Sewer Refunding RB Series C	5.00%	03/01/19		500	554
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		250	284
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000	1,982
Garland
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/26		1,455	1,508
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/27		1,530	1,575
Combination Tax & Revenue Certificates of Obligation Series 2009	5.00%	02/15/28		1,610	1,646
Harris Cnty Cultural Education Facilities Finance Corp
RB (Methodist Hospital System) Series 2008B	5.25%	12/01/12		900	969
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13		3,000	3,142
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	02/15/16	(a)	1,000	1,057
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11		1,000	1,037
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		1,235	1,320
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		1,000	1,127

					16,201

VIRGINIA 4.6%

Fairfax Cnty IDA
Hospital RB (Inova Health System Foundation) Series 2009A	4.00%	05/15/15		1,480	1,532
Hospital RB (Inova Health System Foundation) Series 2009A	5.00%	05/15/17		1,150	1,249
Henrico Cnty
GO Public Refunding Bonds Series 2009	3.00%	03/01/16		2,350	2,448
GO Public Refunding Bonds Series 2009	3.00%	03/01/18		915	933
GO Public Refunding Bonds Series 2009	4.00%	03/01/18		850	934

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Richmond
Public Utility RB Series 2009A	5.00%	01/15/25		980	1,051

					8,147

WASHINGTON 5.2%

Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000	1,141
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	526
Seattle
Drainage & Wastewater Refunding RB Series 2002	5.25%	07/01/17		2,820	3,021
Washington
GO Bonds Series 1990A	6.75%	02/01/15		1,000	1,141
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2000A	6.00%	12/01/20	(a)	3,000	3,150
RB (Swedish Health Services) Series 2009A	6.50%	11/15/33		345	348

					9,327

WISCONSIN 0.6%

Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26		1,000	1,098

Total Fixed-Rate Obligations (Cost $163,276)					167,160

Variable-Rate Obligations 12.4% of net assets

ALABAMA 0.8%

Chatom IDB
Gulf Opportunity Zone Bonds (Alabama Electric Coop) Series 2007A	4.25%	08/01/09	(a)	1,500	1,504

CALIFORNIA 3.3%

California
Economic Recovery Bonds Series 2004C4	0.20%	06/01/09	(b)	1,000	1,000
Economic Recovery Bonds Series 2004C15	1.10%	06/03/09	(a)(b)	700	700
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.65%	06/01/09	(b)	1,000	1,000
Refunding COP Series 2000B	0.65%	06/01/09	(b)	3,200	3,200

					5,900

FLORIDA 1.1%

Broward Cnty SD/Board
COP Series 2007A	0.49%	06/04/09	(a)(b)(c)	500	500

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Orange Cnty IDA
IDRB (Catholic Charities of Central Florida & Diocese of Orlando) Series 2007	1.15%	06/01/09	(a)	1,500	1,500

					2,000

ILLINOIS 0.8%

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008C3B	2.60%	06/03/09	(b)	1,500	1,500

KENTUCKY 0.4%

Kentucky Asset/Liability Commission
General Fund Refunding Notes Series 2007B	1.24%	08/01/09	(d)	1,000	736

MARYLAND 0.6%

Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2008D	1.15%	06/01/09	(a)	1,000	1,000

MASSACHUSETTS 1.1%

Massachusetts
GO Bonds (Consolidated Loan of 2007) Series A	1.14%	08/01/09	(d)	2,500	1,962

NEW YORK 3.2%

New York City
GO Bonds Fiscal 1994 Series H3	0.28%	06/01/09	(a)(b)	2,200	2,200
GO Bonds Fiscal 2002 Series A6	0.25%	06/01/09	(a)(b)	2,000	2,000
GO Bonds Fiscal 2006 Series I6	0.18%	06/01/09	(a)	1,500	1,500

					5,700

PUERTO RICO 0.4%

Puerto Rico
GO Public Improvement Refunding Bonds Series 2007A3	0.18%	06/01/09	(a)(b)	750	750

WASHINGTON 0.7%

Energy Northwest
Electric Refunding RB (Project No. 1) Series 1993-1A1	0.40%	06/03/09	(a)	1,200	1,200

Total Variable-Rate Obligations (Cost $22,395)					22,252

End of Investments.

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
(All dollar amounts are x 1,000)
At 05/31/09, the tax basis cost of the fund’s investments was $185,637 and the unrealized appreciation and depreciation were $4,498 and ($723), respectively, with a net unrealized appreciation of $3,775.

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Credit-enhanced security.

(b)	Liquidity-enhanced security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,411 or 1.9% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $3,627 or 2.0% of net assets.

COP	— Certificate of participation

GO	— General obligation

HFA	— Housing finance agency/authority

IDA	— Industrial development agency/authority

IDB	— Industrial development board

IDRB	— Industrial development revenue bond

ISD	— Independent school district

RB	— Revenue bond

SD	— School district

S/F	— Single Family

USD	— Unified school district
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	189,412	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$189,412	$—

Schwab Investments
Schwab YieldPlus FundTM
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

28.2%	U.S. Government Securities	65,138	66,413
32.9%	Corporate Bonds	94,680	77,471
14.9%	Asset-Backed Obligations	63,468	35,114
3.5%	Mortgage-Backed Securities	25,054	8,273
17.3%	Other Investment Company	40,772	40,772
3.9%	Short-Term Investments	8,995	8,995

100.7%	Total Investments	298,107	237,038
(0.7)%	Other Assets and Liabilities, Net		(1,549)

100.0%	Net Assets		235,489

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
U.S. Government Securities 28.2% of net assets

U.S. Treasury Obligations 28.2%
U.S. Treasury Notes
0.88%, 04/30/11	10,000	10,001
2.88%, 06/30/10	55,000	56,412

Total U.S. Government Securities (Cost $65,138)		66,413

Corporate Bonds 32.9% of net assets

Finance 23.1%

Banking 19.1%

Artesia Overseas Ltd.
1.41%, 08/25/09 (a)(b)	10,000	10,070
Deutsche Bank Capital Trust
3.03%, 06/30/09 (a)(b)(c)(d)	48,400	31,520
National City Bank
1.35%, 06/29/09 (a)	2,430	2,427
Wachovia Corp.
1.31%, 06/01/09 (a)	1,000	992

		45,009
Finance Company 1.4%
Countrywide Home Loans, Inc.
4.13%, 09/15/09	1,185	1,179
General Electric Capital Corp.
1.42%, 06/15/09 (a)	383	383
1.44%, 06/15/09 (a)	132	132
Xstrata Finance Dubai Ltd.
1.27%, 08/13/09 (a)(b)(c)	1,500	1,477

		3,171
Insurance 2.6%

American International Group, Inc.
0.39%, 06/16/09 (a)(c)	3,000	2,880
Metropolitan Life Global Funding I
1.71%, 06/12/09 (a)(c)	1,000	1,000
Nationwide Life Global Funding I
0.71%, 06/01/09 (a)(c)	2,000	1,992
Pricoa Global Funding I
1.34%, 07/15/09 (a)(c)	295	278

		6,150

		54,330
Industrial 9.4%

Communications 2.8%
British Sky Broadcasting Group PLC
8.20%, 07/15/09	1,500	1,509
Comcast Corp.
1.44%, 07/14/09 (a)(b)	1,500	1,501
COX Enterprises, Inc.
7.38%, 06/15/09 (b)(c)	1,600	1,602
Telefonica Emisiones, S.A.U.
1.59%, 06/19/09 (a)(b)	2,000	2,000

		6,612
Consumer Cyclical 3.6%
Centex Corp.
5.80%, 09/15/09 (b)	1,000	1,001
Daimler Finance North America LLC
5.75%, 08/10/09	3,000	3,007
Sun Microsystems, Inc.
7.65%, 08/15/09 (b)	1,000	1,011
Time Warner, Inc.
1.15%, 08/13/09 (a)	1,700	1,694
Viacom, Inc.
1.67%, 06/16/09 (a)	1,850	1,850

		8,563

1

Schwab YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Consumer Non-Cyclical 0.0%
Corn Products International, Inc.
8.45%, 08/15/09 (b)	100	101
Energy 1.6%
Anadarko Petroleum Corp.
1.72%, 06/15/09 (a)(b)	1,500	1,498
Canadian Oil Sands Ltd.
4.80%, 08/10/09 (b)(c)	2,200	2,206

		3,704

Natural Gas 1.4%
Enterprise Products Operating LLC
4.63%, 10/15/09 (b)	1,700	1,704
Rockies Express Pipeline LLC
5.10%, 06/22/09 (a)(c)	1,500	1,501

		3,205

		22,185

Utilities 0.4%

Electric 0.4%
Nisource Finance Corp.
1.23%, 08/23/09 (a)(b)	970	956

Total Corporate Bonds (Cost $94,680)		77,471

Asset-Backed Obligations 14.9% of net assets

CIT Marine Trust
Series 1999-A Class A4 6.25%, 06/14/09 (b)(e)	725	619
Distribution Financial Services
Series 2001-1 Class D 7.73%, 06/01/11 (b)	8,250	266
Fremont Home Loan Trust
Series 2004-A Class M2 2.03%, 06/25/09 (a)(b)	644	209
Series 2003-A Class M2 2.90%, 06/25/09 (a)(b)	1,051	628
Mastr Asset Backed Securities
Series 2003-WMC2 Class M1 1.36%, 06/25/09 (a)(b)	381	285
Novastar Home Equity Loan
Series 2003-3 Class M2 1.96%, 06/25/09 (a)(b)	2,417	1,223
Ocwen Advance Receivables Backed Notes
Series 2006-1A 5.34%, 11/24/15 (b)(c)(d)(f)	30,000	24,600
ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5 2.49%, 10/12/09 (a)(c)(d)(f)	20,000	7,284

Total Asset-Backed Obligations (Cost $63,468)		35,114

Mortgage-Backed Securities 3.5% of net assets

Collateralized Mortgage Obligations 3.5%
CS First Boston Mortgage Securities Corp.
Series 2002-AR28 Class 1A2 4.79%, 06/01/09 (a)(b)	213	159
Morgan Stanley Mortgage Loan Trust
Series 2005-2AR Class B1 0.81%, 06/25/09 (a)(b)	24,966	8,114

Total Mortgage-Backed Securities (Cost $25,054)		8,273

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Company 17.3% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	40,771,899	40,772

Total Other Investment Company (Cost $40,772)		40,772

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Short-Term Investments 3.9% of net assets

Commercial Paper & Other Obligations 3.9%
Atlantis Two Funding Co.
0.18%, 06/04/09	4,500	4,499
Safeway, Inc.
0.95%, 07/06/09	4,500	4,496

Total Short-Term Investments (Cost $8,995)		8,995

End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09 the tax basis cost of the fund’s investments was $298,107 and the unrealized appreciation and depreciation were $1,443 and ($62,512), respectively, with a net unrealized depreciation of ($61,069).

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Variable-rate security.

(b)	Callable security.

2

Schwab YieldPlus Fund
Portfolio Holdings (Unaudited) continued

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $76,340 or 32.4% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $63,404 or 26.9% of net assets.

(e)	Credit-enhanced security.

(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments

Level 1 — Quoted Prices	$40,772	$—
Level 2 — Other Significant Observable Inputs	129,981	—
Level 3 — Significant Unobservable Inputs	66,285	—

Total	$237,038	$—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$105,165
Accrued discount/premiums	(141)
Realized gain (loss)	(27,740)
Change in unrealized appreciation (depreciation)	(17,894)
Net purchases (sales)	(41,114)
Transfer in (out) of Level 3	48,009

Balance as of 05/31/09	$66,285

3

Schwab Investments
Schwab GNMA FundTM
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.4%	Mortgage-Backed Securities	214,549	218,123
20.3%	Other Investment Company	45,445	45,445
0.1%	Short-Term Investment	200	200

117.8%	Total Investments	260,194	263,768
(17.8)%	Other Assets and Liabilities, Net		(39,929)

100.0%	Net Assets		223,839

	Face
Security	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Mortgage-Backed Securities 97.4% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z 7.25%, 09/15/25 (b)	91	98
U.S. Government Agency Mortgages 97.4%
Fannie Mae
5.50%, 09/01/14 to 08/01/17	866	905
6.10%, 02/01/31	76	82
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	173	185
7.00%, 01/25/44 (b)	194	209
Fannie Mae REMICS
7.00%, 01/25/42 (b)	1,089	1,191
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	194	207
7.00%, 10/25/42 (b)	108	118
Freddie Mac
5.50%, 04/01/16	1,725	1,811
Freddie Mac REMICS
6.50%, 03/15/14 (b)(c)	510	40

1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Ginnie Mae
3.88%, 06/01/09 (a)	89	90
4.00%, 06/01/09 (a)	1,116	1,122
4.00%, 10/17/29 to 02/20/32(b)	880	894
4.00%, 10/20/33	68	68
4.50%, 06/01/09 (a)	84	86
4.50%, 12/15/17 to 10/15/33	3,713	3,810
4.50%, 02/20/30 (b)	7	7
4.63%, 06/01/09 (a)	178	182
5.00%, 11/15/17 to 06/15/38	33,561	34,799
5.00%, 01/16/32 (b)	814	814
5.13%, 06/01/09 (a)	95	97
5.38%, 06/01/09 (a)	520	534
5.50%, 09/20/13 to 12/20/38	46,786	48,701
5.50%, 08/20/15 (b)	964	1,026
6.00%, 02/20/12 to 09/20/38	48,530	51,076
6.10%, 12/15/30 to 09/15/31	1,321	1,397
6.25%, 01/15/29 to 02/15/29	55	59
6.50%, 12/20/11 to 04/15/39	21,772	23,219
7.00%, 08/20/09 to 04/15/39	6,362	6,823
7.10%, 12/15/30	130	140
7.50%, 06/15/09 to 11/15/37	329	361
8.00%, 10/15/11	2	3
8.50%, 08/20/25 to 01/20/30	25	27
9.00%, 09/20/15 to 09/20/30	785	848
13.00%, 07/20/14	—	—
Ginnie Mae TBA
5.50%, 06/25/36	6,000	6,222
6.00%, 07/25/36	25,000	26,113
6.50%, 03/25/34	4,500	4,759
		218,025

Total Mortgage-Backed Securities (Cost $214,549)		218,123

	Number of	Value
Security	Shares	($ x 1,000)
Other Investment Company 20.3% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	45,445,174	45,445
Total Other Investment Company (Cost $45,445)		45,445

	Face/ Maturity
Issuer	Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.23%, 06/25/09	200	200
Total Short-Term Investments (Cost $200)		200
End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09 the tax basis cost of the fund’s investments was $260,194 and the unrealized apprecation and depreciation were $3,942 and ($368), respectively, with a net unrealized appreciation of $3,574.

2

Schwab Investments
Schwab GNMA FundTM
Portfolio Holdings As of May 31, 2009, (Unaudited)

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments

Level 1 — Quoted Prices	$45,445	$—
Level 2 — Other Significant Observable Inputs	218,323	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$263,768	$—

3

Schwab Investments
Schwab California Tax-Free YieldPlus Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

53.2%	Fixed-Rate Obligations	55,007	55,196
42.4%	Variable-Rate Obligations	43,965	43,965

95.6%	Total Investments	98,972	99,161
4.4%	Other Assets and Liabilities, Net		4,560

100.0%	Net Assets		103,721

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 53.2% of net assets

CALIFORNIA 53.2%

California
Economic Recovery Bonds Series 2004A	5.25%	01/01/11		1,000	1,052
GO Bonds	5.75%	03/01/10	(a)	5,000	5,240
California Health Facilities Financing Auth
RB (NCROC Paradise Valley Estates) Series 2005	3.50%	12/01/09	(a)	100	101
RB (NCROC Paradise Valley Estates) Series 2005	3.75%	12/01/10	(a)	240	245
RB (NCROC Paradise Valley Estates) Series 2005	4.05%	12/01/11	(a)	100	102
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,325	1,419
California Infrastructure & Economic Development Bank
RB (Pacific Gas & Electric) Series G	3.75%	09/20/10		1,500	1,500
Refunding RB (J Paul Getty Trust) Series 2007A4	1.65%	04/01/11		1,500	1,503
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10		2,455	2,459
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11		840	843
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/09	(a)	650	653
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	675	704
RB (Kaiser Permanente) Series 2004E	3.88%	04/01/10		1,500	1,504
Student Housing RB (CHF-Irvine, UCI East Campus Apts Phase II) Series 2004	5.50%	05/15/10		900	899
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(a)	2,980	3,007
Corona-Norco USD
2009 GO BAN	3.50%	02/01/10		1,000	1,008

1

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/09		500	500
RB Series 2005	5.00%	08/15/10		1,415	1,417
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(a)	2,915	3,286
Marin Community College District
GO Bonds (2004 Election) Series B	3.00%	08/01/10		2,000	2,051
Millbrae Public Financing Auth
Subordinate Wastewater Revenue Notes Series 2008	3.50%	04/01/10		2,000	2,001
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	2,470	2,646
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009C	4.00%	02/08/11		1,000	1,023
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/10		500	508
Water Refunding RB Series 2009	3.50%	02/01/11		1,210	1,226
Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10		480	472
2006 Tax Allocation RB	4.55%	10/01/11		520	499
2006 Tax Allocation RB	4.65%	10/01/12		545	512
Rancho Cordova
Special Tax Bonds Series 2007	4.50%	09/01/15		1,170	1,055
Riverside Cnty Transportation Commission
Sales Tax RB Series 2008A	4.00%	12/01/09		4,000	4,057
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09		1,085	1,083
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10		850	843
San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		3,500	3,603
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes (Measure K) Series 2008	4.00%	04/01/11		4,000	4,133
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	3.00%	07/15/10		500	512
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/11		500	523
Stockton USD
BAN Series 2009	4.00%	02/01/11		1,000	1,007

Total Fixed-Rate Obligations (Cost $55,007)					55,196

Variable-Rate Obligations 42.4% of net assets

CALIFORNIA 29.4%

California
Economic Recovery Bonds Series 2004C15	1.10%	06/03/09	(a)(b)	3,700	3,700

2

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Economic Recovery Bonds Series 2004C3	0.13%	06/01/09	(b)	3,400	3,400
California State Univ
RB Series 2005C	0.44%	06/04/09	(a)(b)(c)	2,000	2,000
California Statewide Communities Development Auth
COP (Eskaton Properties)	1.25%	06/04/09	(d)(e)	2,550	2,550
California Transit Finance Auth
Bonds Series 1997	2.50%	06/03/09	(a)(b)	2,815	2,815
Irvine Assessment District
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.85%	06/01/09	(a)(b)	2,900	2,900
Orange Cnty Sanitation District
COP Series 2003	0.33%	06/04/09	(b)(c)	5,100	5,100
Refunding COP Series 2000A	0.65%	06/01/09	(b)	3,000	3,000
Riverside
Water RB Series 2008A	0.15%	06/04/09	(b)	4,000	4,000
Sweetwater Union High SD
GO Bonds (Election of 2006) Series 2008A	0.44%	06/04/09	(a)(b)(c)	1,000	1,000

					30,465

PUERTO RICO 13.0%

Puerto Rico
GO Public Improvement Bonds Series 1996	2.19%	07/01/09	(a)(d)	2,900	2,900
GO Public Improvement Refunding Bonds Series 2004B4	2.50%	06/04/09	(a)(b)	3,000	3,000
Puerto Rico Aqueduct & Sewer Auth
Refunding Bonds Series 1995	1.70%	07/01/09	(a)(d)	7,600	7,600

					13,500

Total Variable-Rate Obligations (Cost $43,965)					43,965

End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09 the tax basis cost of the fund’s investments was $98,972 and the unrealized appreciation and depreciation were $496 and ($307), respectively, with a net unrealized appreciation of $189.

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Credit-enhanced security.

(b)	Liquidity-enhanced security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,100 or 7.8% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to $13,050 or 12.6% of net assets.

(e)	Failed Auction Rate Bond — this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

3

Schwab California Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued
BAN — Bond anticipation note

COP — Certificate of participation

GO — General obligation

RB — Revenue bond

SD — School district

USD — Unified school district
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	86,111	—
Level 3 — Significant Unobservable Inputs	13,050	—

Total	$99,161	$—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$37,675
Accrued discount/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(24,625)
Transfer in (out) of Level 3	—

Balance as of 05/31/09	$13,050

4

Schwab Investments
Schwab Tax-Free YieldPlus Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

44.9%	Fixed-Rate Obligations	24,225	24,373
52.3%	Variable-Rate Obligations	34,155	28,415

97.2%	Total Investments	58,380	52,788
2.8%	Other Assets and Liabilities, Net		1,545

100.0%	Net Assets		54,333

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
Fixed-Rate Obligations 44.9% of net assets

ALABAMA 9.3%

Alabama Public Housing Finance Corp
Capital Program RB Series 2003B	3.85%	01/01/10	(a)	3,600	3,665
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11		1,350	1,372

					5,037

ARIZONA 0.3%

Arizona
COP Series 2008A	5.00%	09/01/11	(a)	150	159

CALIFORNIA 3.8%

San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		2,000	2,059

FLORIDA 0.1%

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09	(a)	65	66

1

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
INDIANA 0.8%

Indiana Finance Auth
Health System Refunding RB Series 2008C	5.00%	11/01/11		400	420

IOWA 3.2%

Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11		1,700	1,740

KANSAS 1.9%

Junction City
GO Temporary Notes Series 2009B	4.00%	06/01/10		1,000	1,007

MASSACHUSETTS 3.3%

Massachusetts
General Transportation System Refunding Bonds Series 1994A	7.00%	03/01/11		75	82
Massachusetts Development Finance Agency
RB (Linden Ponds Facility) Series 2007A	5.00%	11/15/10		900	871
RB (Linden Ponds Facility) Series 2007A	5.13%	11/15/12		900	826

					1,779

MICHIGAN 1.2%

Detroit
Sewage Disposal System Second Lien RB Series 2001D2	5.50%	01/01/12	(a)	170	171
West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	5.00%	05/01/10	(a)	460	477

					648
MISSISSIPPI 7.3%

Jackson State Univ Educational Building Corp
RB (Campus Facilities) Series 2004B	5.00%	03/01/11		3,310	3,451
Mississippi Hospital Equipment & Facilities Auth
RB (Mississippi Baptist Health Systems) Series 2007A	5.00%	08/15/09		500	503

					3,954

NEVADA 3.2%

Clark Cnty
Passenger Facility Charge Subordinate Lien RB (Las Vegas McCarran Airport) Series 2008A	5.00%	07/01/10		800	820
Henderson
Health Facility RB (Catholic Healthcare West) Series 2007B	4.00%	07/01/12		925	939

					1,759

2

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
NEW JERSEY 5.6%

Montville Township
Refunding Bonds	3.75%	07/15/11		505	534
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/10		640	665
General Improvement Refunding Bonds	4.00%	09/01/11		175	186
Somerset Cnty
GO Refunding Bonds Series 2009	2.25%	12/01/10		1,615	1,648

					3,033

OKLAHOMA 0.7%

Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		390	406

PENNSYLVANIA 0.2%

Philadelphia Parking Auth
Airport Parking Refunding RB Series 2008	5.00%	09/01/09		110	111

TEXAS 2.1%

Denton Cnty
GO Refunding Bonds Series 2009	5.00%	02/15/11		500	530
Frenship ISD
Unlimited Tax Refunding Bonds Series 2009	3.00%	02/15/11	(a)	615	635

					1,165

WASHINGTON 1.9%

South Whidbey SD No. 206
Unlimited Tax GO Refunding Bonds 2009	3.00%	12/01/10		1,000	1,030

Total Fixed-Rate Obligations (Cost $24,225)					24,373

Variable-Rate Obligations 52.3% of net assets

ARIZONA 7.6%

Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.84%	07/02/09	(d)(e)(f)(g)	6,755	4,127

3

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
CALIFORNIA 7.4%

California
Economic Recovery Bonds Series 2004C3	0.13%	06/01/09	(b)	600	600
California Statewide Communities Development Auth
COP (Eskaton Properties)	1.25%	06/04/09	(d)(e)	1,150	1,150
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 05-21) Series A	0.22%	06/01/09	(a)	2,250	2,250

					4,000

FLORIDA 6.1%

Broward Cnty SD/Board
COP Series 2007A	0.49%	06/04/09	(a)(b)(c)	800	800
Orange Cnty IDA
IDRB (Catholic Charities of Central Florida & Diocese of Orlando) Series 2007	1.15%	06/01/09	(a)	1,500	1,500
West Orange Healthcare District
RB Series 1999B	3.75%	06/04/09	(a)	1,000	1,000

					3,300

GEORGIA 2.8%

Municipal Electric Auth of Georgia
Subordinated Bonds (Project One) Series 1994B	2.25%	06/03/09	(a)(b)	1,500	1,500

MARYLAND 1.8%

Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2008D	1.15%	06/01/09	(a)	1,000	1,000

MASSACHUSETTS 6.3%

Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	2.48%	07/01/09	(a)(d)(e)	3,400	3,400

NEW JERSEY 1.8%

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2	1.75%	06/04/09	(a)	1,000	1,000

NEW YORK 7.7%

Long Island Power Auth
Electric System General RB Series 2003J	1.50%	06/01/09	(a)(b)	1,000	1,000
New York City
GO Bonds Fiscal 2008 Series J4	0.70%	06/01/09	(b)(c)	1,700	1,700

4

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued

Issuer		Maturity		Face Amount	Value
Type of Security, Series	Rate	Date*		($ x 1,000)	($ x 1,000)
New York State HFA
State Personal Income Tax RB (Economic Development & Housing) Series 2005C	1.00%	06/03/09	(b)	1,500	1,500

					4,200

OKLAHOMA 9.0%

Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	1.14%	06/04/09	(d)(e)(f)(g)	8,000	4,888

WASHINGTON 1.8%

Washington Public Power Supply System
Refunding RB (Nuclear Project No. 1) Series 1993A	1.76%	07/01/09	(a)(d)(e)	1,000	1,000

Total Variable-Rate Obligations (Cost $34,155)					28,415

End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09, the tax basis cost of the fund’s investments was $58,380 and the unrealized appreciation and depreciation were $278 and ($5,870), respectively, with a net unrealized depreciation of ($5,592).

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Credit-enhanced security.

(b)	Liquidity-enhanced security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,500 or 4.6% of net assets.

(d)	Illiquid security. At the period end, the value of these amounted to 14,565 or 26.8% of net assets.

(e)	Failed Auction Rate Bond — this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(g)	Security is in default.
COP — Certificate of participation

GO — General obligation

HFA — Housing finance agency/authority

IDA — Industrial development agency/authority

IDRB — Industrial development revenue bond

ISD — Independent school district

M/F — Multi-family

RB — Revenue bond

SD — School district

5

Schwab Tax-Free YieldPlus Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	38,223	—
Level 3 — Significant Unobservable Inputs	14,565	—

Total	$52,788	$—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$20,755
Accrued discount/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(5,740)
Net purchases (sales)	(450)
Transfer in (out) of Level 3	—

Balance as of 05/31/09	$14,565

6

Schwab Investments
Schwab Inflation-Protected FundTM
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.0%	U.S. Government Securities	250,328	256,406
0.1%	Short-Term Investment	300	300
2.1%	Other Investment Company	5,424	5,424

99.2%	Total Investments	256,052	262,130
0.8%	Other Assets and Liabilities, Net		2,248

100.0%	Net Assets		264,378

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
U.S. Government Securities 97.0% of net assets

U.S. Treasury Obligations 97.0%
U.S. Treasury Inflation Protected Securities
2.38%, 04/15/11	16,074	16,546
2.00%, 04/15/12	9,790	10,151
3.00%, 07/15/12	13,012	13,874
0.63%, 04/15/13	3,019	3,015
1.88%, 07/15/13	18,529	19,137
2.00%, 01/15/14	28,633	29,537
1.63%, 01/15/15	11,139	11,226
1.88%, 07/15/15	10,935	11,184
2.00%, 01/15/16	20,870	21,385
2.63%, 07/15/17	9,441	10,161
1.63%, 01/15/18	16,752	16,726
1.38%, 07/15/18	13,315	13,049
2.38%, 01/15/25	11,080	11,247
2.00%, 01/15/26	15,099	14,528
2.38%, 01/15/27	11,074	11,226
1.75%, 01/15/28	3,553	3,283
3.63%, 04/15/28	15,333	18,333
3.88%, 04/15/29	13,132	16,325
3.38%, 04/15/32	4,434	5,473

Total U.S. Government Securities (Cost $250,328)		256,406

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Short-Term Investment 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.27%, 07/09/09	300	300

Total Short-Term Investment (Cost $300)		300

Security	Number of Shares	Value ($ x 1,000)
Other Investment Company 2.1% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	5,424,192	5,424

Total Other Investment Company (Cost $5,424)		5,424

End of Investments.
(All dollar amounts are x 1,000)
At 05/31/09, the tax basis cost of the fund’s investments was $257,949, and the unrealized appreciation and depreciation were $4,791 and ($610), respectively, with a net unrealized appreciation of $4,181.

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

1

Schwab Inflation-Protected Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Finanacial
Valuation Inputs	Securties	Instruments
Level 1 — Quoted Prices	$5,424	$—
Level 2 — Other Significant Observable Inputs	256,706	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$262,130	$—

2

Schwab Investments
Schwab Premier Income Fund™
Portfolio Holdings As of May 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

35.0%	Corporate Bonds	75,901	75,759
8.8%	Asset-Backed Obligations	22,159	19,003
41.8%	Mortgage-Backed Securities	90,091	90,492
2.3%	Commercial Mortgage Backed Securities	4,700	4,921
19.7%	U.S. Government and Government Agencies	42,383	42,707
0.1%	Foreign Government Agencies	297	328
0.2%	Municipal Bonds	502	523
2.5%	Other Investment Company	5,459	5,459
0.1%	Short-Term Investments	300	300

110.5%	Total Investments	241,792	239,492
(10.5)%	Other Assets and Liabilities, Net		(22,818)

100.0%	Net Assets		216,674

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Corporate Bonds 35.0% of net assets

Finance 10.4%

Banking 4.9%
Bank of America Corp.
5.63%, 10/14/16	500	433
7.38%, 05/15/14	500	527
8.00%, 01/30/18 (a)(b)	500	392
Barclays Bank PLC
6.75%, 05/22/19	500	497
Bear Stearns & Co., Inc.
7.25%, 02/01/18	750	774
BNP Paribas Group
5.19%, 06/29/15 (a)(b)	500	329
Citigroup, Inc.
5.25%, 02/27/12	750	710
8.50%, 05/22/19	300	311
CoBank ACB
7.88%, 04/16/18 (c)	1,000	963
Credit Suisse Guernsey
1.57%, 08/17/09 (a)(b)	2,000	803
JPMorgan Chase & Co.
4.65%, 06/01/14	250	249
6.30%, 04/23/19	500	498
Morgan Stanley
4.75%, 04/01/14	500	458
6.00%, 05/13/14	200	201
6.00%, 04/28/15	500	489
6.75%, 04/15/11 (b)	323	337
7.30%, 05/13/19 (b)	500	513
Rabobank Nederland
11.00%, 06/30/19 (a)(b)(f)	1,000	1,080
The Goldman Sachs Group, Inc.
7.50%, 02/15/19	500	527
Wachovia Bank NA
4.80%, 11/01/14	500	463

		10,554

Finance Company 0.5%
CME Group, Inc.
5.75%, 02/15/14 (b)	150	158
General Electric Capital Corp.
4.80%, 05/01/13	1,000	989

		1,147

Insurance 4.3%
American International Group, Inc.
0.39%, 06/16/09 (a)	4,000	3,840
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12 (b)	500	523
Hartford Life Global Funding Trusts
1.61%, 06/15/09 (a)	1,450	1,410
MetLife, Inc.
7.72%, 02/15/19 (b)	250	266
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)	1,000	411
Pricoa Global Funding I
1.34%, 07/15/09 (a)	1,000	942
Travelers Co., Inc.
5.90%, 06/02/19 (b)	100	103
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)	2,000	1,330
ZFS Finance USA Trust III
2.47%, 06/15/09 (a)(b)(c)	1,000	430

		9,255

1

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Real Estate Investment Trust 0.7%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000	995
Ventas Realty LP
6.50%, 06/01/16 (b)	500	457

		1,452

		22,408

Industrial 19.3%
Basic Industry 2.3%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)	1,000	935
Barrick Gold Corp.
6.95%, 04/01/19 (b)	900	981
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	500	534
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19 (b)	1,000	1,074
The Dow Chemical Co.
7.60%, 05/15/14 (b)	500	507
8.55%, 05/15/19 (b)	1,000	1,002

		5,033

Capital Goods 0.6%
Honeywell International, Inc.
5.00%, 02/15/19 (b)	250	253
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100	111
Waste Management, Inc.
7.38%, 03/11/19 (b)	850	874

		1,238

Communications 4.2%
AT&T, Inc.
6.70%, 11/15/13 (b)	400	440
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)	500	574
CBS Corp.
8.20%, 05/15/14 (b)	500	513
8.88%, 05/15/19	500	498
COX Enterprises, Inc.
7.38%, 06/15/09 (b)	1,000	1,002
News America Holdings, Inc.
9.25%, 02/01/13	500	549
News America, Inc.
7.25%, 05/18/18	650	661
Qwest Corp.
8.38%, 05/01/16 (b)	500	494
Rogers Wireless, Inc.
8.00%, 12/15/12 (b)	2,000	2,065
Time Warner Cable, Inc.
7.50%, 04/01/14 (b)	500	543
8.25%, 04/01/19 (b)	500	561
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480	544
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500	596
Verizon Wireless Capital LLC
5.55%, 02/01/14 (b)	100	106

		9,146

Consumer Cyclical 5.4%
Centex Corp.
5.80%, 09/15/09 (b)	3,045	3,049
CVS Caremark Corp.
6.30%, 06/01/12 (a)(b)	800	544
6.60%, 03/15/19 (b)	700	728
5.88%, 01/10/28 (b)	1,838	1,504
Daimler Finance N.A. LLC
5.75%, 08/10/09	4,750	4,760
Historic TW, Inc.
6.88%, 06/15/18	350	334
PACCAR, Inc.
6.88%, 02/15/14 (b)	200	218
Viacom, Inc.
5.75%, 04/30/11 (b)	100	102
6.25%, 04/30/16 (b)	500	479

		11,718

Consumer Non-Cyclical 3.9%
AmerisourceBergen Corp.
5.88%, 09/15/15 (b)	1,000	961
Beckman Coulter, Inc.
7.00%, 06/01/19 (b)	1,000	1,026
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	400	449
McKesson Corp.
7.50%, 02/15/19 (b)	200	221
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500	500
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500	600
Philip Morris International, Inc.
6.88%, 03/17/14	500	556
Roche Holdings, Inc.
5.00%, 03/01/14 (b)	500	522
The Kroger Co.
7.50%, 01/15/14 (b)	200	224
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	2,500	2,511
7.13%, 06/30/16 (b)	1,000	970

		8,540

Energy 0.9%
Apache Corp.
6.90%, 09/15/18 (b)	100	112
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100	110
7.50%, 11/15/18 (b)	100	116
BP Capital Markets PLC
3.13%, 03/10/12	250	255
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250	261

2

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Shell International Finance BV
4.00%, 03/21/14 (b)	500	517
Valero Energy Corp.
9.38%, 03/15/19 (b)	300	336
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250	283

		1,990

Technology 1.8%
Nokia OYJ
5.38%, 05/15/19 (b)	1,000	995
Seagate Technology International
10.00%, 05/01/14 (b)	500	507
Sun Microsystems, Inc.
7.65%, 08/15/09 (b)	500	506
Xerox Corp.
7.13%, 06/15/10 (b)	1,000	1,021
8.25%, 05/15/14 (b)	800	813

		3,842

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	100	107
Norfolk Southern Corp.
5.90%, 06/15/19 (b)	200	204

		311

		41,818

Utilities 5.3%

Electric 2.4%
Appalachian Power Co.
7.95%, 01/15/20 (b)	400	436
Consolidated Edison Co. of New York, Inc.
5.55%, 04/01/14 (b)	200	214
Consumers Energy Co.
6.70%, 09/15/19 (b)	400	430
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	125	147
DTE Energy Co.
7.63%, 05/15/14 (b)	800	827
Duke Energy Corp.
6.30%, 02/01/14 (b)	500	531
Nevada Power Co.
6.50%, 04/15/12 (b)	1,000	1,037
7.13%, 03/15/19 (b)	500	506
Nisource Finance Corp.
10.75%, 03/15/16 (b)	400	436
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500	596

		5,160

Natural Gas 2.9%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)	708	625
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	500	557
Enterprise Products Operating LLC
4.63%, 10/15/09 (b)	1,000	1,003
8.38%, 08/01/16 (a)(b)	2,250	1,712
9.75%, 01/31/14 (b)	100	112
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)	300	299
6.85%, 02/15/20 (b)	500	498
7.13%, 03/15/12 (b)	1,000	1,051
Williams Cos., Inc.
8.38%, 01/15/20	500	516

		6,373

		11,533

Total Corporate Bonds (Cost $75,901)		75,759

Asset-Backed Obligations 8.8% of net assets

ACE Securities Corp.
Series 2003-HS1 Class M3 4.06%, 06/25/09 (a)(b)	1,500	585
Aegis Asset-Backed Securities Trust
Series 2006-1 Class A1 0.39%, 06/25/09 (a)(b)	87	83
Ameriquest Mortgage Securities, Inc.
Series 2001-2 Class M2 2.18%, 06/25/09 (a)(b)	68	67
Series 2003-11 Class M5 3.56%, 06/25/09 (a)(b)	131	11
Amortizing Residential Collateral Trust
Series 2002-BC4 Class A 0.60%, 06/25/09 (a)(b)	1	1
2002 Bc7 Mtg Ctf Cl M1 1.11%, 06/25/09 (a)(b)	496	247
Argent Securities, Inc.
Series 2003-W3 Class M1 1.06%, 06/25/09 (a)(b)	4,121	2,883
Bear Stearns Asset-Backed Securities
0.74%, 06/24/09 (a)(b)	133	126
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2 2.65%, 06/01/09 (a)(b)	284	266
Citigroup Mortgage Loan Trust, Inc.
1.39%, 06/25/09 (a)(b)	2,240	895
Countrywide Loan
2002 3 Mtg Passthru Ctf M 2 2.33%, 06/25/09 (a)(b)	688	222
CS First Boston Mortgage Securities Corp.
1.28%, 06/25/09 (a)(b)	2,015	429
8.26%, 06/25/09 (a)(b)	1,826	394

3

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
First Franklin Mortgage Loan
2002 Ff1 Asset Bkd Ctf Cl M 1 1.36%, 06/25/09 (a)(b)	1,638	315
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6 1.71%, 06/25/09 (a)(b)	651	217
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WMC3 Class M4 4.31%, 06/25/09 (a)(b)	3,059	805
Morgan Stanley Dean Witter Capital I
3.31%, 06/25/09 (a)(b)	1,049	226
Novastar Home Equity Loan
Series 2004-4 Class M1 0.93%, 06/25/09 (a)(b)	2,397	2,305
Series 2003-4 Class M1 1.02%, 06/25/09 (a)(b)	1,925	1,267
Option One Mortgage Loan Trust
Series 2003-2 Class M1 1.28%, 06/25/09 (a)(b)	1,299	321
2002 1 Asset Bkd Ctf Cl M 1 1.43%, 06/25/09 (a)(b)	202	69
2002 4 Asset Bkd Ctf Cl M 2 2.00%, 06/25/09 (a)(b)	476	152
Park Place Securities, Inc.
Series 2005-WLL1 Class M1 0.73%, 06/25/09 (a)(b)	2,000	1,439
Series 2004-WCW1 Class M1 0.94%, 06/25/09 (a)(b)	3,126	2,822
Series 2004-MHQ1 Class M1 1.01%, 06/25/09 (a)(b)	1,000	713
Structured Asset Securities Corp.
Ser 1998 2 Cl M1 1.41%, 06/25/09 (a)(b)	1,489	805
Series 2005-2XS Class 1A5A 4.72%, 06/01/09 (a)(b)	1,869	1,338

Total Asset-Backed Obligations (Cost $22,159)		19,003

Mortgage-Backed Securities 41.8% of net assets

Collateralized Mortgage Obligations 10.2%
American Home Mortgage Investment Trust
Series 2005-1 Class 7A2 5.29%, 06/01/09 (a)(b)	2,989	1,162
Banc of America Alternative Loan Trust
Series 2005-2 Class CB 5.50%, 03/25/35 (b)(e)	2,422	286
Series 2005-5 Class CB 5.50%, 06/25/35 (b)(e)	3,549	422
Countrywide Alternative Loan Trust
Series 2005-J11 Class 7A1 6.00%, 06/25/17 (b)	200	181
Series 2005-23CB Class A15 5.50%, 07/25/35 (b)	946	553
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-56 Class 4A2 4.90%, 06/01/09 (a)(b)	5,608	2,963
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1 5.00%, 09/25/18 (b)	3,465	3,276
GSAA Home Equity Trust
Series 2004-NC1 Class AF6 4.76%, 06/01/09 (a)(b)	1,867	1,540
Impac CMB Trust
2004-5 Coll Asset Bkd Cl 1 A1 0.67%, 06/25/09 (a)(b)	554	320
JP Morgan Mortgage Trust
Series 2007-A1 Class 6A1 4.78%, 06/01/09 (a)(b)	1,701	1,522
Series 2004-A6 Class 4A1 5.45%, 06/01/09 (a)(b)	3,175	2,845
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1 4.25%, 07/25/33 (b)	351	338
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS Class 1A2S 5.50%, 06/01/09 (a)(b)	1,909	1,571
Nomura Asset Acceptance Corp.
Series 2004-AR1 Class 4A 5.15%, 06/01/09 (a)(b)	4,725	3,449
Sequoia Mortgage Trust
Series 2007-3 Class 1A1 0.52%, 06/20/09 (a)(b)	1,848	1,194
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5 5.00%, 10/25/18 (b)	407	394

		22,016

U.S. Government Agency Mortgages 31.6%
Fannie Mae
6.50%, 03/11/11 to 09/15/12	2,583	2,758
5.00%, 11/19/11 to 09/01/20	9,841	10,253
9.75%, 12/11/11	4	4
4.50%, 01/10/12 to 01/09/13	998	1,026
7.00%, 05/28/12 to 12/16/12	599	655
6.00%, 11/27/12 to 12/01/21	20,031	21,044
4.50%, 11/01/20 (e)	10,406	944
Fannie Mae TBA
5.00%, 01/25/35	8,000	8,191
5.50%, 01/25/20 to 05/25/35	11,000	11,421
Freddie Mac
4.50%, 02/28/10 to 02/15/13	375	389
3.50%, 10/16/10	42	42
5.50%, 02/08/11 to 11/01/20	3,888	4,076
5.00%, 02/08/12 to 04/01/20	5,474	5,705

4

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
4.00%, 10/14/16	41	41
5.50%, 02/15/23 (e)	322	6
Ginnie Mae I
7.63%, 10/09/14 to 12/21/14	235	263
7.13%, 11/14/14 to 12/21/14	303	329
7.25%, 01/26/15	156	170
7.38%, 01/26/15 to 01/25/18	626	684
7.00%, 03/04/15 to 03/22/15	435	475

		68,476

Total Mortgage-Backed Securities (Cost $90,091)		90,492

Commercial Mortgage Backed Securities 2.3% of net assets

Commercial Mortgage Backed Securities 2.3%
Bear Stearns Commercial Mortgage Securities
Series 2005-PR10 Class A4 5.41%, 06/01/09 (a)(b)	2,230	2,026
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class A2 5.51%, 06/01/09 (a)(b)	780	758
JP Morgan Chase Commercial Mortgage Securities Corp.
2005 Ldp5 Mtg Pass Ctf Cl A 2 5.20%, 12/15/44 (b)	1,400	1,360
Series 2003-ML1A Class A1 3.97%, 03/12/39 (b)	161	154
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3 5.69%, 06/11/09 (a)(b)	710	623

Total Commercial Mortgage Backed Securities (Cost $4,700)		4,921

U.S. Government and Government Agencies 19.7% of net assets

U.S. Government Agency Guaranteed 1.9%
Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (g)	4,000	4,032

U.S. Government Agency Securities 4.9%
Fannie Mae
2.13%, 04/15/11 (b)	4,000	4,042
2.50%, 03/19/12 (b)	5,000	5,046
Freddie Mac
5.88%, 03/21/11	1,542	1,623

		10,711
U.S. Treasury Obligations 12.9%
U.S. Treasury Notes
0.88%, 02/28/11	2,300	2,303
0.88%, 04/30/11	11,500	11,502
1.38%, 02/15/12	5,500	5,524
1.38%, 05/15/12	1,000	999
2.75%, 10/31/13	7,000	7,195
1.88%, 04/30/14	450	441

		27,964

Total U.S. Government and Government Agencies (Cost $42,383)		42,707

Foreign Government Agencies 0.1% of net assets

Sovereign 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	100	110
Korea Development Bank
8.00%, 01/23/14	100	108
Petroleos Mexicanos
8.00%, 05/03/19 (b)	100	110

Total Foreign Government Agencies (Cost $297)		328

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
State of California
5.95%, 04/01/16 (b)	500	523

Total Municipal Bonds (Cost $502)		523

Security	Number of Shares	Value ($ x 1,000)
Other Investment Company 2.5% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	5,458,679	5,459

Total Other Investment Company (Cost $5,459)		5,459

Issuer	Face/Maturity Amount	Value
Rate, Maturity Date*	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.23%, 06/25/09 (d)	100	100
0.25%, 07/02/09 (d)	200	200

Total Short-Term Investments (Cost $300)		300

End of Investments.

5

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued
(All dollar amounts are x 1,000)
At 05/31/09 the tax basis cost of the fund’s investments was $241,811 and the unrealized appreciation and depreciation were $6,700 and ($9,019), respectively, with a net unrealized depreciation of ($2,319).

*	For fixed-rate obligations the maturity date shown is the stated legal maturity. For variable-rate obligations the maturity date shown is the next interest rate change date.

(a)	Variable-rate security.

(b)	Callable security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,069 or 1.9% of net assets.

(d)	All or a portion of this security is held as collateral for futures contracts and swap agreements.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(g)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

In addition to the above, the fund held the following at 05/31/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains(Loss)
Futures Contracts

10 Years, Long, U.S. Treasury Note expires 09/21/09	43	5,031	(9)
2 Years, Long, U.S. Treasury Note expires 09/30/09	91	19,730	15
5 Years, Long, U.S. Treasury Note expires 09/30/09	74	8,545	34

Net unrealized gains			40

6

Schwab Premier Income Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securties	Instruments*
Level 1 — Quoted Prices	$5,459	$40
Level 2 — Other Significant Observable Inputs	226,496	—
Level 3 — Significant Unobservable Inputs	7,537	—

Total	$239,492	$40

*	Other Financial Instruments are futures contracts which are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Value of
Investment in
Securities
Balance as of 08/31/08	$849
Accrued discount/premiums	84
Realized gain (loss)	(69)
Change in unrealized appreciation (depreciation)	(578)
Net purchases (sales)	7,251
Transfer in (out) of Level 3	—

Balance as of 05/31/09	$7,537

7

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: July 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: July 22, 2009

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: July 22, 2009